UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  October 31, 2018

Item 1. Reports to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Annual Report

October 31, 2018

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) is our multi-asset class solution seeking to offer superior liquidity, improved relative returns, and moderate volatility consistent with the expectations of fixed income investors. The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced portfolio that is optimized for a variety of market climates, and with a lower correlation to traditional fixed income and equity asset classes.  The portfolio consists of investments in three diversified asset classes, including equities, fixed income, and an allocation to market neutral strategies designed to generate uncorrelated alpha. Lastly, the Fund’s low and transparent cost structure makes it a unique alternative.

I.	Mutual Fund Performance Review

•	Quarterly and Annual Performance Review, including portfolio attribution

•
For the full fiscal year ending October 31, 2018, the Weiss Alternative Balanced Risk Fund (“Weiss ABR”) inched its way upwards to a +1.61% total return. This result was particularly confidence inspiring owing to weakness in the overall fixed income markets and volatility in the equity markets. Fund volatility as measured by the 252-day historical annualized standard deviation was 4.16%. In contrast, the benchmark Bloomberg Barclays US Aggregate Bond Index finished the same fiscal year 2018 period down -2.05% and with a trailing annualized volatility of 2.80%. These results are noteworthy insomuch as Weiss ABR demonstrated the ability to offer true diversification to a fixed income portfolio in a steadfastly risk-moderate fashion. In 2018, the difference was strictly the result of exceptional performance in the market neutral alpha component of Weiss ABR and its ability to offset noteworthy weakness in the treasury and credit markets.

•
The Weiss Alternative Balanced Risk Fund decreased -1.51% in its fiscal fourth quarter, ending October 2018. The Fund’s weakness owed exclusively to broad underperformance in both equities and fixed income. Traditional asset allocations suffer from these types of one correlation moves, but Weiss ABR was able to offset further losses and better preserve capital as a result of positive performance from the alpha component. The benchmark Bloomberg Barclays US Aggregate Bond Index declined a slightly more modest -0.79% over the same timeframe. The Morningstar Multi-alternative category was down -2.12% for the quarterly ending October 31st.

•
As mentioned above, overall Fund performance was hurt by the positive correlation of returns in the equity and fixed income components, both down -5.50% and -2.06% for the quarter, respectively. While a positive correlation between these two bellwether asset classes is uncommon, it was not unexpected given concerns about current inflation and future expectations for growth owing to continued Federal Reserve rate increases.

•
The fixed income component’s underperformance accrued during the last two months of the quarter, led by longer dated Treasury securities and investment grade corporate bonds, and emphasizing an investor flight from duration and quality.

•
Similarly, the equity component significantly underperformed during the fourth quarter, led by noteworthy volatility in mid-cap and small-cap securities. In fact, declines were prolific across the entire cap spectrum and observed almost exclusively in the final month of the quarter (October).

WEISS ALTERNATIVE BALANCED RISK FUND

•
Market neutral alpha continues to have an exceptional year, offering both diversified returns, low volatility and providing a significant stabilizing effect to the overall fund. It increased +3.90% for the quarter.

•	Portfolio composition and other analysis

•
In the fourth fiscal year quarter of 2018, the Fund’s exposure to the bond component averaged approximately 56.6%, up approximately 100 basis points from the third quarter. The equity component averaged 17.3% in the fourth quarter, also down approximately 100 basis points and largely the result of sustained volatility in financial markets over the past year. The alpha component averaged approximately 26.0%, owing to continued outperformance.

•
Overall portfolio risk for the Fund was 4.16% through the fourth quarter of 2018 (Source: Bloomberg, 252-day trailing volatility, annualized). The figure is up from last year but not unexpected as a result of sustained volatility in the equity and fixed income markets. The contribution to the Fund’s overall portfolio risk for the fixed income, equity, and alpha components was 42.9%, 45.4% and 11.7%, respectively.

•	Market and economic outlook

•
2018 was a year about globalization being challenged by populism, trade wars and the withdrawing of liquidity with the end of QE.  Fears about growth began early in the year in Europe, Asia and emerging markets and as the year closes have spread to the US.  2019 will continue to be a transition year in globalization with a recognition that these are structural issues.  Overall, we see 2019 as a volatile year where a lack of visibility over the global economy and corporate earnings cause uncertainty for investors favoring fixed income over equities in the first half of the year and then equities over fixed income in the second half.  The major surprise for next year will be in the volatility of credit spreads where the BBB investment grade market will be a big story for the entire year.  The increase volatility and lack of liquidity will create a great backdrop for dispersion and active managers.

Sincerely,

/s/ Weiss Portfolio Managers

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Standard Deviation is a measure of the dispersion of a set of data from its mean.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Chicago Board Options Exchange Volatility Index (“VIX”) reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

WEISS ALTERNATIVE BALANCED RISK FUND

Bloomberg Barclays U.S. Aggregate Bond Index is a broad base index, maintained by Barclays Capital, and is often used to represent investment grade bonds being traded in United States.

Morningstar Multi-alternative Category – the category funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Investments in debt securities typically decrease in value when interest rates rise.

This risk is usually greater for longer-term debt securities. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of October 31, 2018

	One Year	Since Inception(1)
Class K	1.61%	3.62%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	-2.05%	1.05%

(1)	December 1, 2015.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed. The securities that compromised the Barclays U.S. Aggregate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to directly invest in an index.

WEISS ALTERNATIVE BALANCED RISK FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of October 31, 2018

	One Year	Since Inception(1)
Investor Class	1.22%	3.42%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	-2.05%	0.13%

(1)	February 28, 2017.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed. The securities that compromised the Barclays U.S. Aggregate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to directly invest in an index.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(5/1/2018 to
	(10/31/2018)	(5/1/2018)	(10/31/2018)	10/31/2018)
Class K
Actual(2)(3)	3.28%	$1,000.00	$1,003.80	$16.57
Hypothetical (5% annual return
before expenses)(4)	3.28%	$1,000.00	$1,008.67	$16.61

Investor Class
Actual(2)(3)	3.63%	$1,000.00	$1,001.90	$18.32
Hypothetical (5% annual return
before expenses)(4)	3.63%	$1,000.00	$1,006.91	$18.36

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from May 1, 2018 through October 31, 2018, of 0.38% and 0.19% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.58 and $9.33, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.63 and $9.40, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
October 31, 2018

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long convertible preferred stocks, long corporate bonds, long short-term investments, purchased options, long swap contracts and long futures contracts as of October 31, 2018. Data expressed excludes securities sold short, written options, short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap and futures contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
October 31, 2018

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, short swap contracts, short corporate bonds and short preferred stocks as of October 31, 2018. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not fair value.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments
October 31, 2018

	Shares	Value
LONG COMMON STOCKS – 27.10%

Aerospace & Defense – 0.23%
Aerojet Rocketdyne Holdings, Inc. (a)	408	$14,410
Arconic, Inc.	1,020	20,737
Bombardier, Inc., Class B (a)(b)	4,682	11,345
Northrop Grumman Corporation	563	147,478
		193,970
Air Freight & Logistics – 0.09%
Atlas Air Worldwide Holdings, Inc. (a)	136	7,020
FedEx Corporation	144	31,729
Hub Group, Inc., Class A (a)	205	9,393
United Parcel Service, Inc., Class B	272	28,979
		77,121
Airlines – 0.56%
Air Canada (a)(b)	3,780	71,726
Alaska Air Group, Inc.	449	27,578
American Airlines Group, Inc.	1,768	62,021
Copa Holdings SA, Class A (b)	426	30,855
Delta Air Lines, Inc.	1,442	78,921
Deutsche Lufthansa AG – Reg (b)	816	16,380
JetBlue Airways Corporation (a)	4,275	71,521
Ryanair Holdings plc SP – ADR (a)(b)	553	45,788
Southwest Airlines Company	1,618	79,444
		484,234
Auto Components – 0.04%
American Axle & Manufacturing Holdings, Inc. (a)	402	6,098
BorgWarner, Inc.	775	30,543
Garrett Motion, Inc. (a)	1	15
		36,656
Banks – 1.32%
Bank of America Corporation	2,720	74,800
Citigroup, Inc.	5,168	338,297
Citizens Financial Group, Inc.	3,060	114,291
Comerica, Inc.	2,040	166,383
East West Bancorp, Inc.	816	42,791
KeyCorp	2,040	37,046
People’s United Financial, Inc.	1,360	21,298
SVB Financial Group (a)	136	32,263
Synovus Financial Corporation	4,012	150,691
Western Alliance Bancorp (a)	1,020	49,205

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Banks – 1.32% (Continued)
Zions Bancorporation	2,244	$105,580
		1,132,645
Beverages – 0.02%
Brown-Forman Corporation, Class B	299	13,856

Biotechnology – 0.96%
Abeona Therapeutics, Inc. (a)	136	1,169
ACADIA Pharmaceuticals, Inc. (a)	1,496	29,142
Adaptimmune Therapeutics plc – ADR (a)(b)	877	5,437
Albireo Pharma, Inc. (a)	761	20,326
Aldeyra Therapeutics, Inc. (a)	2,497	26,893
Arcus Biosciences, Inc. (a)	29	291
Argenx SE – ADR (a)(b)	681	54,487
Array BioPharma, Inc. (a)	1,020	16,524
Autolus Therapeutics plc – ADR (a)(b)	607	17,299
AVEO Pharmaceuticals, Inc. (a)	135	331
Biogen, Inc. (a)	199	60,550
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	202	7,282
BioMarin Pharmaceutical, Inc. (a)	680	62,676
bluebird bio, Inc. (a)	34	3,900
Celgene Corporation (a)	68	4,869
Clementia Pharmaceuticals, Inc. (a)(b)	1,564	20,332
Cytokinetics, Inc. (a)	271	1,813
CytomX Therapeutics, Inc. (a)	68	970
Dynavax Technologies Corporation (a)	540	5,341
Eiger BioPharmaceuticals, Inc. (a)	1,265	15,155
Epizyme, Inc. (a)	1,156	9,306
Exelixis, Inc. (a)	1,496	20,749
Fate Therapeutics, Inc. (a)	402	5,009
FibroGen, Inc. (a)	476	20,406
Gilead Sciences, Inc.	106	7,227
GlycoMimetics, Inc. (a)	204	2,566
Incyte Corporation (a)	554	35,910
InflaRx NV (a)(b)	134	4,315
Insmed, Inc. (a)	136	1,986
Insys Therapeutics, Inc. (a)	469	4,000
Ionis Pharmaceuticals, Inc. (a)	272	13,478
KalVista Pharmaceuticals, Inc. (a)	536	10,130
Karyopharm Therapeutics, Inc. (a)	270	2,846
Merus NV (a)(b)	333	4,995

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Biotechnology – 0.96% (Continued)
Neurocrine Biosciences, Inc. (a)	986	$105,650
Portola Pharmaceuticals, Inc. (a)	136	2,678
Radius Health, Inc. (a)	271	4,290
Rigel Pharmaceuticals, Inc. (a)	6,809	19,542
Rocket Pharmaceuticals, Inc. (a)	54	855
Sage Therapeutics, Inc. (a)	15	1,930
Sarepta Therapeutics, Inc. (a)	270	36,115
Seattle Genetics, Inc. (a)	338	18,972
Tyme Technologies, Inc. (a)	1,890	4,234
Vanda Pharmaceuticals, Inc. (a)	626	11,875
Vertex Pharmaceuticals, Inc. (a)	608	103,032
Viking Therapeutics, Inc. (a)	1,088	14,797
Voyager Therapeutics, Inc. (a)	133	1,805
		823,485
Building Products – 0.18%
Armstrong World Industries, Inc. (a)	490	30,257
Fortune Brands Home & Security, Inc.	1,708	76,570
Lennox International, Inc.	163	34,375
Owens Corning	238	11,250
Resideo Technologies, Inc. (a)	108	2,263
		154,715
Capital Markets – 0.56%
Ares Management LP	2,088	40,946
The Blackstone Group LP	1,392	45,045
E*TRADE Financial Corporation	2,040	100,817
Invesco Ltd. (b)	2,550	55,360
MLP SE (b)	4,853	27,994
Moody’s Corporation	170	24,732
State Street Corporation	1,564	107,525
Virtu Financial, Inc., Class A	3,400	80,648
		483,067
Chemicals – 0.33%
Cabot Corporation	172	8,373
DowDuPont, Inc.	952	51,332
Huntsman Corporation	952	20,830
PPG Industries, Inc.	476	50,023
RPM International, Inc.	650	39,760
The Sherwin-Williams Company	276	108,598
		278,916

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Commercial Services & Supplies – 0.01%
Charah Solutions, Inc. (a)	480	$3,605
Covanta Holding Corporation	272	3,995
		7,600
Communications Equipment – 0.60%
Acacia Communications, Inc. (a)	680	23,439
Ciena Corporation (a)	1,360	42,514
Cisco Systems, Inc.	2,040	93,330
F5 Networks, Inc. (a)	204	35,757
Lumentum Holdings, Inc. (a)	340	18,581
Nokia OYJ – ADR (b)	27,020	151,852
Palo Alto Networks, Inc. (a)	816	149,361
		514,834
Construction & Engineering – 0.11%
Dycom Industries, Inc. (a)	1,360	92,317

Construction Materials – 0.01%
Vulcan Materials Company	122	12,339

Consumer Finance – 0.02%
American Express Company	136	13,971

Containers & Packaging – 0.08%
Crown Holdings, Inc. (a)	956	40,429
Graphic Packaging Holding Company	2,655	29,232
		69,661
Diversified Consumer Services – 0.11%
Service Corporation International	2,180	90,405

Diversified Telecommunication Services – 0.33%
AT&T, Inc.	2,142	65,717
Verizon Communications, Inc.	2,333	133,191
Zayo Group Holdings, Inc. (a)	2,700	80,676
		279,584
Electric Utilities – 1.83%
American Electrical Power Company, Inc. (i)	3,876	284,343
Duke Energy Corporation (i)	884	73,045
Entergy Corporation	3,268	274,349
Evergy, Inc.	4,624	258,898

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Electric Utilities – 1.83% (Continued)
Eversource Energy	1,675	$105,960
Exelon Corporation	1,005	44,029
FirstEnergy Corporation	6,392	238,294
Fortum OYJ (b)	670	14,104
NextEra Energy, Inc.	884	152,490
Oersted A/S (b)	204	12,936
PNM Resources, Inc.	810	31,112
PPL Corporation	2,680	81,472
		1,571,032
Electrical Equipment – 0.21%
AMETEK, Inc.	252	16,904
Eaton Corporation plc (b)	595	42,644
Emerson Electric Company	970	65,843
Rockwell Automation, Inc.	13	2,142
Siemens Gamesa Renewable Energy SA (a)(b)	1,868	20,688
TPI Composites, Inc. (a)	272	6,871
Vestas Wind Systems A/S (b)	407	25,523
		180,615
Electronic Equipment, Instruments & Components – 0.07%
Flex Ltd. (a)(b)	6,800	53,448
II-VI, Inc. (a)	252	9,382
		62,830
Food & Staples Retailing – 0.17%
Koninklijke Ahold Delhaize NV (b)	1,571	35,961
Performance Food Group Co. (a)	2,876	84,324
Wal-Mart Stores, Inc.	258	25,872
		146,157
Food Products – 0.37%
Archer-Daniels-Midland Company	422	19,940
Conagra Brands, Inc.	645	22,962
The Kraft Heinz Company	1,157	63,600
Mondelez International, Inc., Class A	490	20,570
Nestle SA – Reg (b)	534	45,082
Nomad Foods Ltd. (a)(b)	3,652	69,753
The Simply Good Foods Company (a)	2,309	43,779
Tyson Foods, Inc., Class A	501	30,020
		315,706

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Gas Utilities – 0.12%
AmeriGas Partners LP	139	$4,955
Atmos Energy Corporation	1,008	93,825
		98,780
Health Care Equipment & Supplies – 0.39%
ABIOMED, Inc. (a)	136	46,403
AtriCure, Inc. (a)	136	4,326
Boston Scientific Corporation (a)	816	29,490
Cardiovascular Systems, Inc. (a)	135	3,787
DexCom, Inc. (a)	544	72,227
Edwards Lifesciences Corporation (a)	279	41,180
Ekso Bionics Holdings, Inc. (a)	270	510
GenMark Diagnostics, Inc. (a)	1,762	9,392
IDEXX Laboratories, Inc. (a)	27	5,727
iRhythm Technologies, Inc. (a)	270	20,860
Nuvectra Corporation (a)	272	5,443
Tactile Systems Technology, Inc. (a)	135	8,840
Tandem Diabetes Care, Inc. (a)	952	35,805
ViewRay, Inc. (a)	743	6,427
Wright Medical Group NV (a)(b)	1,474	39,769
		330,186
Health Care Providers & Services – 0.17%
Centene Corporation (a)	245	31,928
Diplomat Pharmacy, Inc. (a)	271	5,377
Humana, Inc.	313	100,288
Owens & Minor, Inc.	149	1,177
Patterson Companies, Inc.	268	6,052
		144,822
Health Care Technology – 0.02%
Allscripts Healthcare Solutions, Inc. (a)	266	3,168
Teladoc Health, Inc. (a)	204	14,145
		17,313
Hotels, Restaurants & Leisure – 0.48%
Aramark	272	9,770
Carnival Corporation (b)	1,292	72,404
Chipotle Mexican Grill, Inc. (a)	14	6,445
Darden Restaurants, Inc. (i)	301	32,071
Dunkin’ Brands Group, Inc.	741	53,767
Hilton Worldwide Holdings, Inc.	1,230	87,539
Marriott Vacations Worldwide Corporation	524	46,369
Planet Fitness, Inc., Class A (a)(i)	1,514	74,322

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Hotels, Restaurants & Leisure – 0.48% (Continued)
Wingstop, Inc.	218	$13,651
Wyndham Destinations, Inc.	394	14,137
		410,475
Household Durables – 0.11%
Lennar Corporation, Class A	1,638	70,401
NVR, Inc. (a)	10	22,391
		92,792
Household Products – 0.14%
Church & Dwight Company, Inc.	918	54,502
The Procter & Gamble Company	780	69,170
		123,672
Independent Power and Renewable Electricity Producers – 0.25%
NextEra Energy Partners LP	612	27,865
NRG Energy, Inc.	2,700	97,713
Vistra Energy Corporation (a)	3,818	86,401
		211,979
Industrial Conglomerates – 0.16%
Honeywell International, Inc.	951	137,724

Insurance – 0.68%
American International Group, Inc. (i)	2,040	84,232
Arch Capital Group Ltd. (a)(b)	4,760	135,041
Assurant, Inc.	1,360	132,206
Chubb Ltd. (b)	427	53,336
The Hartford Financial Services Group, Inc.	340	15,443
RenaissanceRe Holdings Ltd. (b)	1,353	165,282
		585,540
Internet & Direct Marketing Retail – 0.10%
Amazon.com, Inc. (a)	41	65,519
Netflix, Inc. (a)	54	16,296
		81,815
Internet Software & Services – 0.70%
Alphabet, Inc., Class A (a)	27	29,446
comScore, Inc. (a)	21,623	344,887
Cornerstone OnDemand, Inc. (a)	1,160	57,130
Coupa Software, Inc. (a)	100	6,483
LogMeIn, Inc.	816	70,274
Mimecast Ltd. (a)(b)	270	9,412
Okta, Inc. (a)	203	11,847

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Internet Software & Services – 0.70% (Continued)
Spotify Technology SA (a)(b)	136	$20,358
Twitter, Inc. (a)	1,088	37,808
Yahoo Japan Corporation (b)	3,819	11,914
		599,559
IT Services – 0.76%
Alliance Data Systems Corporation	476	98,142
DXC Technology Company	2,380	173,335
First Data Corporation, Class A (a)	9,707	181,909
LiveRamp Holdings, Inc. (a)	1,375	62,810
Science Applications International Corporation	816	56,720
Teradata Corporation (a)	1,360	49,504
Visa, Inc., Class A	194	26,743
		649,163
Leisure Products – 0.00%
Old PSG Wind-Down Ltd. (a)(b)(h)	2,127	865

Life Sciences Tools & Services – 0.06%
Accelerate Diagnostics, Inc. (a)	149	2,226
Agilent Technologies, Inc.	338	21,899
Fluidigm Corporation (a)	1,675	12,060
Illumina, Inc. (a)	27	8,401
NanoString Technologies, Inc. (a)	337	5,193
Pacific Biosciences of California, Inc. (a)	669	2,977
		52,756
Machinery – 0.26%
Caterpillar, Inc.	563	68,303
Deere & Company	162	21,941
Ingersoll-Rand plc (b)	806	77,328
PACCAR, Inc.	376	21,511
Parker-Hannifin Corporation	49	7,430
WABCO Holdings, Inc. (a)	211	22,672
		219,185
Marine – 0.03%
AP Moller – Maersk A/S, Class B (b)	13	16,409
Star Bulk Carriers Corporation (a)(b)	681	8,274
		24,683
Media – 0.42%
Altice USA, Inc., Class A	5,440	88,726
CBS Corporation, Class B	1,020	58,497

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Media – 0.42% (Continued)
Gray Television, Inc. (a)	2,040	$35,312
Nexstar Media Group, Inc., Class A	954	71,445
Sinclair Broadcast Group, Inc., Class A	540	15,466
Tribune Media Company, Class A	1,080	41,051
Twenty-First Century Fox, Inc., Class B	1,012	45,722
		356,219
Metals & Mining – 0.05%
Allegheny Technologies, Inc. (a)	1,360	35,210
Stelco Holdings, Inc. (b)	377	5,616
Teck Resources Ltd., Class B (b)	272	5,622
		46,448
Multiline Retail – 0.14%
Big Lots, Inc.	272	11,294
Dollar General Corporation	1	111
Dollar Tree, Inc. (a)(i)	1,293	109,000
		120,405
Multi-Utilities – 0.45%
CMS Energy Corporation	1,360	67,347
Dominion Energy, Inc.	1,625	116,058
Public Service Enterprise Group, Inc.	1,224	65,398
RWE AG (b)	2,366	46,029
Vectren Corporation	1,279	91,487
		386,319
Oil, Gas & Consumable Fuels – 1.72%
California Resources Corporation (a)	100	3,134
Centennial Resource Development, Inc., Class A (a)	50	958
ConocoPhillips	2,521	176,218
Continental Resources, Inc. (a)	116	6,111
Crestwood Equity Partners LP	250	8,427
CVR Refining LP	67	1,290
DCP Midstream Partners LP	32	1,152
Delek Logistics Partners LP	41	1,296
Diamondback Energy, Inc.	1,126	126,517
Enable Midstream Partners LP	80	1,182
Energen Corporation (a)	139	10,004
Energy Transfer LP	6,313	98,109
EnLink Midstream Partners LP	73	1,107
Enterprise Products Partners LP	105	2,816
EOG Resources, Inc.	1,675	176,445
Genesis Energy LP	53	1,172

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Oil, Gas & Consumable Fuels – 1.72% (Continued)
Gulfport Energy Corporation (a)	3,498	$31,867
Hess Corporation	184	10,562
Hess Midstream Partners LP	56	1,259
Imperial Oil Ltd. (b)	30	937
Kinder Morgan, Inc.	417	7,097
Marathon Oil Corporation	9,357	177,689
Murphy Oil Corporation	4,534	144,453
Oasis Petroleum, Inc. (a)	87	875
ONEOK, Inc.	130	8,528
Parsley Energy, Inc., Class A (a)	5,130	120,145
PBF Logistics LP	58	1,267
Peabody Energy Corporation	540	19,143
Plains All American Pipeline LP	1,044	22,728
Plains GP Holdings LP, Class A	417	8,911
Range Resources Corporation	4,166	66,031
Scorpio Tankers, Inc. (b)	3,375	6,041
SM Energy Company	36	876
Southwestern Energy Company (a)	186	993
Sunoco LP	44	1,203
Targa Resources Corporation	24	1,240
Teekay Tankers Ltd., Class A (b)	3,572	3,965
W&T Offshore, Inc. (a)	138	930
Western Gas Partners LP	365	14,439
The Williams Companies. Inc.	1,575	38,320
WPX Energy, Inc. (a)	10,318	165,501
		1,470,938
Pharmaceuticals – 0.39%
Achaogen, Inc. (a)	134	516
Aerie Pharmaceuticals, Inc. (a)	407	21,644
Alimera Sciences, Inc. (a)	1,139	1,145
Allergan plc (b)	204	32,234
Aratana Therapeutics, Inc. (a)	2,092	12,427
AstraZeneca plc – ADR (b)	2,160	83,765
Bristol Myers-Squibb Company	612	30,931
Cymabay Therapeutics, Inc. (a)	810	8,546
Elanco Animal Health, Inc. (a)	706	21,519
GW Pharmaceuticals plc – ADR (a)(b)	272	37,397
Intra-Cellular Therapies, Inc. (a)	544	9,237
The Medicines Company (a)	320	7,443
Merck & Company, Inc.	381	28,045
MyoKardia, Inc. (a)	134	7,094

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Pharmaceuticals – 0.39% (Continued)
Nektar Therapeutics (a)	54	$2,089
Newron Pharmaceuticals SpA (a)(b)	748	6,387
Novartis AG – ADR (b)	118	10,320
ObsEva SA (a)(b)	271	4,257
Paratek Pharmaceuticals, Inc. (a)	594	4,425
Urovant Sciences Ltd. (a)(b)	147	1,477
		330,898
Professional Services – 0.03%
Nielsen Holdings plc (b)	1,020	26,500

Real Estate Investment Trusts (REITs) – 7.72%
Acadia Realty Trust	4,768	132,741
Agree Realty Corporation	5,067	290,187
American Assets Trust, Inc.	11,451	439,260
American Homes 4 Rent, Class A	17,680	372,518
Americold Realty Trust	3,445	85,264
Apartment Investment & Management Company, Class A	4,065	174,958
Boston Properties, Inc.	248	29,948
Camden Property Trust	2,403	216,919
CareTrust REIT, Inc.	20,910	369,271
Corporate Office Properties Trust	6,800	175,712
Cousins Properties, Inc.	13,328	110,756
EPR Properties	2,195	150,884
Equity LifeStyle Properties, Inc.	2,904	274,980
Equity Residential	4,800	311,808
Extra Space Storage, Inc.	696	62,682
First Industrial Realty Trust, Inc.	12,136	372,575
Four Corners Property Trust, Inc.	11	287
HCP, Inc.	4,760	131,138
Healthcare Trust of America, Inc., Class A	13,738	360,760
Highwoods Properties, Inc.	2,822	120,330
Invitation Homes, Inc.	11,246	246,062
Kilroy Realty Corporation	3,233	222,689
OMEGA Healthcare Investors, Inc.	5,440	181,424
Prologis, Inc.	2,040	131,519
Select Income REIT	5,444	102,946
STAG Industrial, Inc.	19,336	511,630
Taubman Centers, Inc.	1,386	76,244
Terreno Realty Corporation	5,943	222,446
VICI Properties, Inc.	26,135	564,255

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Real Estate Investment Trusts (REITs) – 7.72% (Continued)
Weingarten Realty Investors	5,976	$168,045
		6,610,238
Road & Rail – 0.54%
Canadian National Railway Company (b)	1,271	108,645
Canadian National Railway Company (b)	544	46,505
Celadon Group, Inc. (a)	2,031	4,692
J.B. Hunt Transport Services, Inc.	535	59,176
Knight-Swift Transportation Holdings, Inc.	2,516	80,512
Landstar System, Inc.	279	27,925
Old Dominion Freight Line, Inc.	167	21,780
Ryder System, Inc.	1,156	63,939
Saia, Inc. (a)	7	440
Schneider National, Inc., Class B	2,248	49,164
		462,778
Semiconductors & Semiconductor Equipment – 0.54%
Broadcom, Inc.	326	72,858
CEVA, Inc. (a)	1,675	41,272
Intel Corporation	544	25,503
Marvell Technology Group Ltd. (b)	3,375	55,384
Maxim Integrated Products, Inc.	340	17,007
Mellanox Technologies Ltd. (a)(b)	170	14,397
Microchip Technology, Inc.	340	22,365
Micron Technology, Inc. (a)	2,448	92,338
MKS Instruments, Inc.	272	20,044
NVIDIA Corporation	68	14,336
NXP Semiconductors NV (b)	204	15,298
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	816	31,089
Xilinx, Inc.	510	43,539
		465,430
Software – 1.38%
Activision Blizzard, Inc.	3,672	253,552
Adobe, Inc. (a)	102	25,068
Alarm.com Holdings, Inc. (a)	338	15,034
CommVault Systems, Inc. (a)	408	23,754
CyberArk Software Ltd. (a)(b)	405	27,645
ForeScout Technologies, Inc. (a)	2,841	78,241
Microsoft Corporation	2,680	286,250
Oracle Corporation	2,040	99,634
Proofpoint, Inc. (a)	272	24,738

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Software – 1.38% (Continued)
RingCentral, Inc., Class A (a)	816	$63,428
SailPoint Technologies Holding, Inc. (a)	612	15,936
salesforce.com, Inc. (a)	680	93,323
ServiceNow, Inc. (a)	360	65,174
TiVo Corporation	2,228	24,508
Workday, Inc., Class A (a)	272	36,181
Zendesk, Inc. (a)	408	22,428
Zynga, Inc., Class A (a)	6,800	24,752
		1,179,646
Special Purpose Acquisition Corporation – 0.35%
Tiberius Acquisition Corporation (a)	29,450	299,801

Specialty Retail – 0.30%
Advance Auto Parts, Inc. (i)	325	51,922
Hudson Ltd., Class A (a)(b)	4,191	88,598
Lowe’s Companies, Inc.	177	16,854
O’Reilly Automotive, Inc. (a)	173	55,490
Party City Holdco, Inc. (a)	29	303
Ross Stores, Inc.	462	45,738
		258,905
Technology Hardware, Storage & Peripherals – 0.05%
Apple, Inc.	197	43,115

Thrifts & Mortgage Finance – 0.06%
Essent Group Ltd. (a)(b)	1,350	53,217

Tobacco – 0.12%
Altria Group, Inc.	136	8,845
Philip Morris International, Inc. (i)	1,084	95,468
		104,313
Trading Companies & Distributors – 0.20%
Air Lease Corporation	2,040	77,724
Rush Enterprises, Inc., Class A	1,243	43,990
United Rentals, Inc. (a)	421	50,549
		172,263
Total Long Common Stocks
(Cost $23,754,352)		23,204,458

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
LONG CONVERTIBLE PREFERRED STOCKS – 0.06%
Sempra Energy
6.750%, 7/15/2021	540	$53,843
Total Long Convertible Preferred Stocks
(Cost $54,925)		53,843

LONG EXCHANGE TRADED FUNDS – 34.94%
Consumer Staples Select Sector SPDR Fund (i)	408	22,444
Health Care Select Sector SPDR Fund	852	75,572
Industrial Select Sector SPDR Fund	2,149	150,172
Invesco S&P 500 Equal Weight ETF	48,032	4,758,530
iPATH S&P 500 VIX Short-Term Futures ETN (a)(b)	884	33,097
iShares 20+ Year Treasury Bond ETF (i)	326	37,027
iShares 7-10 Year Treasury Bond ETF	2	201
iShares iBoxx $High Yield Corporate Bond ETF	142,972	12,059,688
iShares iBoxx $Investment Grade Corporate Bond ETF (g)	108,371	12,162,477
iShares MSCI Brazil ETF	409	16,421
iShares MSCI Emerging Markets ETF	205	8,028
iShares Russell 2000 ETF	503	75,465
iShares Transportation Average ETF	831	152,248
iShares U.S. Home Construction ETF	6,064	189,015
SPDR Gold Shares (a)	68	7,830
SPDR S&P 500 ETF Trust (i)	124	33,558
SPDR S&P Oil & Gas Exploration & Production ETF	612	22,075
SPDR S&P Retail ETF	1,360	64,111
Utilities Select Sector SPDR Fund	556	29,852
Vanguard Value ETF	204	21,455
Total Long Exchange Traded Funds
(Cost $30,967,038)		29,919,266

LONG CORPORATE BONDS – 5.18%	Principal Amount
21st Century Fox America, Inc.
6.650%, 11/15/2037	$165,000	210,113
Amgen, Inc.
4.663%, 6/15/2051	179,000	165,812
Best Buy Company, Inc.
4.450%, 10/1/2028	165,000	158,890
Canadian Natural Resources Ltd. (b)
3.850%, 6/1/2027	70,000	66,578

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Principal Amount	Value
LONG CORPORATE BONDS – 5.18% (Continued)
Comcast Corporation
4.150%, 10/15/2028	$205,000	$203,578
4.950%, 10/15/2058	220,000	216,086
Constellation Brands, Inc.
4.100%, 2/15/2048	138,000	116,526
5.250%, 11/15/2048	70,000	70,325
Continental Resources, Inc.
5.000%, 9/15/2022	203,000	205,042
Deutsche Bank AG (b)
3.505% (3 month LIBOR +1.19%), 11/16/2022 (e)	210,000	205,625
4.875% (Fixed at 4.875% until 11/30/2027), 12/1/2032 (e)	70,000	59,726
Discovery Communications LLC
5.200%, 9/20/2047	50,000	46,345
Ford Motor Credit Company LLC
3.470%, 4/5/2021	200,000	195,366
General Motors Financial Company, Inc.
6.500% (Fixed at 6.500% until 9/29/2028), 9/30/2028 (e)(f)	25,000	23,656
The Goldman Sachs Group, Inc.
3.691% (Fixed at 3.691% until 6/4/2027, 6/5/2028 (e)	169,000	158,810
ING Groep NV (b)
6.000% (Fixed at 6.000% until 4/15/2020, 4/16/2020 (e)(f)	200,000	199,700
International Paper Company
4.350%, 8/15/2048	70,000	60,271
JPMorgan Chase & Company
4.032% (Fixed at 4.032% until 7/23/2047, 7/24/2048 (e)	145,000	129,006
3.964% (Fixed at 3.964% until 11/14/2047, 11/15/2048 (e)	220,000	193,382
The Kraft Heinz Company
4.875%, 2/15/2025	160,000	162,468
Marathon Oil Corporation
4.400%, 7/15/2027	95,000	92,752
Morgan Stanley
3.591% (Fixed at 3.591% until 7/21/2027, 7/22/2028 (e)	257,000	241,000
4.457% (Fixed at 4.457% until 4/21/2038, 4/22/2039 (e)	140,000	134,137
MPLX LP
5.500%, 2/15/2023	45,000	45,657
Newell Brands, Inc.
3.850%, 4/1/2023	150,000	145,525
Noble Energy, Inc.
5.050%, 11/15/2044	40,000	36,807
ONEOK, Inc.
4.550%, 7/15/2028	35,000	34,477

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Principal Amount	Value
LONG CORPORATE BONDS – 5.18% (Continued)
Royal Bank of Canada (b)
3.068% (3 month LIBOR +0.660%), 10/5/2023 (e)	$55,000	$54,761
Synchrony Financial7
3.700%, 8/4/2026	135,000	120,004
TransCanada PipeLines Ltd. (b)
5.100%, 3/15/2049	40,000	40,187
Union Pacific Corporation
4.500%, 9/10/2048	70,000	68,078
Verizon Communications, Inc.
4.862%, 8/21/2046	70,000	67,228
Viacom, Inc.
3.450%, 10/4/2026	330,000	303,883
5.850%, 9/1/2043	10,000	10,015
Westlake Chemical Corporation
4.375%, 11/15/2047	40,000	33,994
The Williams Companies Inc.
7.875%, 9/1/2021	145,000	159,870
Total Long Corporate Bonds
(Cost $4,517,122)		4,435,680

		Notional
PURCHASED OPTIONS – 0.17%	Contracts (c)	Amount

Purchased Call Options (c) – 0.08%
Advance Auto Parts, Inc. (i)
Expiration: November 2018, Exercise Price: $160.00	2	$31,952	1,580
Air Canada (b)
Expiration: November 2018, Exercise Price: CAD 30.00	3	5,693	11
Allegheny Technologies, Inc.
Expiration: December 2018, Exercise Price: $27.50	14	36,246	1,400
Expiration: January 2019, Exercise Price: $30.00	2	5,178	125
American Airlines Group, Inc.
Expiration: November 2018, Exercise Price: $34.50	8	28,064	1,152
Expiration: November 2018, Exercise Price: $35.00	4	14,032	576
American International Group, Inc.
Expiration: January 2019, Exercise Price: $45.00	45	185,805	5,220
Expiration: January 2019, Exercise Price: $50.00	48	198,192	1,368
Apple, Inc.
Expiration: November 2018, Exercise Price: $220.00	4	87,544	1,988
Arconic, Inc.
Expiration: November 2018, Exercise Price: $22.00	10	20,330	290
Expiration: November 2018, Exercise Price: $23.00	14	28,462	210

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (c) – 0.08% (Continued)
Axis Capital Holdings Ltd.
Expiration: November 2018, Exercise Price: $60.00	7	$39,053	$157
Expiration: December 2018, Exercise Price: $60.00	18	100,422	1,575
BankUnited, Inc.
Expiration: November 2018, Exercise Price: $35.00	49	162,190	1,225
Bunge Ltd. (i)
Expiration: November 2018, Exercise Price: $67.50	6	37,080	270
Expiration: November 2018, Exercise Price: $75.00	7	43,260	332
Caesars Entertainment Corporation
Expiration: December 2018, Exercise Price: $10.00	15	12,885	637
Expiration: January 2019, Exercise Price: $10.00	5	4,295	238
Campbell Soup Company (i)
Expiration: November 2018, Exercise Price: $40.00	5	18,705	187
Expiration: November 2018, Exercise Price: $45.00	23	86,043	345
Cardinal Health, Inc.
Expiration: November 2018, Exercise Price: $57.50	1	5,060	15
Colgate-Palmolive Company
Expiration: November 2018, Exercise Price: $67.50	5	29,775	15
Dollar Tree, Inc. (i)
Expiration: November 2018, Exercise Price: $82.50	4	33,720	1,380
DowDuPont, Inc.
Expiration: November 2018, Exercise Price: $55.50	10	53,920	680
DXC Technology Company
Expiration: November 2018, Exercise Price: $72.50	7	50,981	2,450
Dycom Industries, Inc.
Expiration: December 2018, Exercise Price: $75.00	3	20,364	1,020
E*TRADE Financial Corporation
Expiration: November 2018, Exercise Price: $60.00	68	336,056	544
Expiration: November 2018, Exercise Price: $65.00	20	98,840	60
Eldorado Resorts, Inc.
Expiration: December 2018, Exercise Price: $40.00	5	18,250	937
Epizyme, Inc.
Expiration: November 2018, Exercise Price: $12.50	1	805	2
Exelixis, Inc.
Expiration: November 2018, Exercise Price: $18.00	2	2,774	30
Expiration: November 2018, Exercise Price: $19.00	1	1,387	7
Extraction Oil & Gas, Inc.
Expiration: November 2018, Exercise Price: $12.50	1	799	20
ForeScout Technologies, Inc.
Expiration: November 2018, Exercise Price: $35.00	7	19,278	332

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (c) – 0.08% (Continued)
Golar LNG Ltd.
Expiration: December 2018, Exercise Price: $27.50	22	$58,916	$4,015
Heron Therapeutics, Inc.
Expiration: November 2018, Exercise Price: $28.00	1	2,776	155
Expiration: November 2018, Exercise Price: $29.00	1	2,776	70
International Game Technology plc (i)
Expiration: November 2018, Exercise Price: $22.50	2	3,710	23
Expiration: November 2018, Exercise Price: $24.00	17	31,535	96
iShares 20+ Year Treasury Bond ETF (i)
Expiration: November 2018, Exercise Price: $114.00	34	386,172	2,805
Expiration: November 2018, Exercise Price: $115.00	68	772,344	3,162
Expiration: December 2018, Exercise Price: $116.00	15	170,370	1,102
Expiration: January 2019, Exercise Price: $117.00	17	193,086	1,437
Jack in the Box, Inc.
Expiration: November 2018, Exercise Price: $90.00	8	63,144	40
JetBlue Airways Corporation
Expiration: December 2018, Exercise Price: $18.00	41	68,593	1,640
Mattel, Inc.
Expiration: November 2018, Exercise Price: $15.00	4	5,432	40
Expiration: December 2018, Exercise Price: $15.00	13	17,654	455
McDermott International, Inc.
Expiration: November 2018, Exercise Price: $16.00	4	3,092	10
Michael Kors Holdings Ltd. (i)
Expiration: November 2018, Exercise Price: $60.00	2	11,082	320
National Vision Holdings, Inc.
Expiration: November 2018, Exercise Price: $50.00	14	58,002	735
Nielsen Holdings plc
Expiration: January 2019, Exercise Price: $28.00	8	20,784	840
Northrop Grumman Corporation
Expiration: December 2018, Exercise Price: $290.00	1	26,195	155
O’Reilly Automotive, Inc.
Expiration: November 2018, Exercise Price: $335.00	1	32,075	10
Papa John’s International, Inc.
Expiration: December 2018, Exercise Price: $55.00	2	10,908	710
Penn National Gaming, Inc. (i)
Expiration: November 2018, Exercise Price: $32.00	7	16,996	53
PepsiCo, Inc.
Expiration: November 2018, Exercise Price: $120.00	4	44,952	54
PG&E Corporation
Expiration: December 2018, Exercise Price: $52.50	27	126,387	1,418

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (c) – 0.08% (Continued)
Planet Fitness, Inc. (i)
Expiration: November 2018, Exercise Price: $50.00	6	$29,454	$1,335
RenaissanceRe Holdings Ltd.
Expiration: January 2019, Exercise Price: $150.00	1	12,216	200
Royal Caribbean Cruises Ltd. (i)
Expiration: November 2018, Exercise Price: $111.00	2	20,946	432
Expiration: November 2018, Exercise Price: $119.00	4	41,892	20
Science Applications International Corporation
Expiration: November 2018, Exercise Price: $80.00	1	6,951	12
Expiration: November 2018, Exercise Price: $85.00	1	6,951	53
Scientific Games Corporation
Expiration: November 2018, Exercise Price: $21.00	1	2,226	320
Signature Bank
Expiration: November 2018, Exercise Price: $115.00	27	296,730	3,105
The Simply Good Foods Company
Expiration: November 2018, Exercise Price: $20.00	11	20,856	468
SPDR S&P 500 ETF Trust (i)
Expiration: November 2018, Exercise Price: $298.00	6	162,378	21
Expiration: December 2018, Exercise Price: $284.00	7	189,441	1,439
Expiration: December 2018, Exercise Price: $290.00	48	1,299,024	4,248
SRC Energy, Inc.
Expiration: November 2018, Exercise Price: $7.50	27	19,116	2,768
Star Bulk Carriers Corporation
Expiration: February 2019, Exercise Price: $17.50	4	4,860	50
SunTrust Banks, Inc.
Expiration: November 2018, Exercise Price: $70.00	43	269,438	323
TD Ameritrade Holding Corporation (i)
Expiration: November 2018, Exercise Price: $55.00	101	522,372	2,525
TE Connectivity Ltd.
Expiration: December 2018, Exercise Price: $85.00	2	15,084	45
The Timken Company
Expiration: November 2018, Exercise Price: $40.00	7	27,685	805
The Travelers Companies, Inc.
Expiration: November 2018, Exercise Price: $135.00	47	588,111	470
Trinity Industries, Inc.
Expiration: December 2018, Exercise Price: $31.00	2	5,710	175
WisdomTree Investments, Inc.
Expiration: January 2019, Exercise Price: $9.00	51	39,627	893
Total Purchased Call Options
(Cost $111,788)			65,430

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options (c) – 0.09%
Alaska Air Group, Inc.
Expiration: November 2018, Exercise Price: $60.00	7	$42,994	$892
Apple, Inc. (i)
Expiration: November 2018, Exercise Price: $195.00	7	153,202	287
Autozone, Inc.
Expiration: December 2018, Exercise Price: $650.00	1	73,347	710
BorgWarner, Inc.
Expiration: November 2018, Exercise Price: $37.50	9	35,469	563
The Boston Beer Company, Inc.
Expiration: November 2018, Exercise Price: $250.00	1	30,729	75
Boston Scientific Corporation (i)
Expiration: November 2018, Exercise Price: $36.00	1	3,614	86
Cadence Design Systems, Inc.
Expiration: November 2018, Exercise Price: $45.00	2	8,914	285
Ciena Corporation
Expiration: November 2018, Exercise Price: $30.00	20	62,520	940
CommVault Systems, Inc.
Expiration: November 2018, Exercise Price: $55.00	8	46,576	560
Consumer Staples Select Sector SPDR Fund
Expiration: November 2018, Exercise Price: $52.50	16	88,016	224
Echo Global Logistics, Inc.
Expiration: December 2018, Exercise Price: $30.00	1	2,571	470
Ecolab, Inc.
Expiration: November 2018, Exercise Price: $142.00	5	76,575	50
Financial Select Sector SPDR Fund
Expiration: December 2018, Exercise Price: $24.00	68	178,704	1,836
Floor & Decor Holdings, Inc.
Expiration: November 2018, Exercise Price: $25.00	2	5,116	315
Ford Motor Company
Expiration: November 2018, Exercise Price: $8.00	48	45,840	24
Fortune Brands Home & Security, Inc.
Expiration: November 2018, Exercise Price: $45.00	8	35,864	1,120
General Electric Company
Expiration: November 2018, Exercise Price: $9.50	34	34,340	680
Expiration: November 2018, Exercise Price: $10.00	18	18,180	684
The Hershey Company
Expiration: November 2018, Exercise Price: $103.00	2	21,430	135
Invesco QQQ Trust Series 1
Expiration: November 2018, Exercise Price: $162.50	5	84,910	760
iShares iBoxx $High Yield Corporate Bond ETF
Expiration: December 2018, Exercise Price: $82.00	17	143,395	901

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options (c) – 0.09% (Continued)
iShares MSCI Brazil ETF
Expiration: November 2018, Exercise Price: $37.50	1	$4,015	$51
iShares MSCI Italy ETF
Expiration: November 2018, Exercise Price: $24.50	11	27,555	110
Expiration: November 2018, Exercise Price: $25.00	2	5,010	45
iShares Russell 2000 ETF
Expiration: November 2018, Exercise Price: $152.00	1	15,003	423
JPMorgan Alerian MLP Index ETN
Expiration: November 2018, Exercise Price: $25.50	7	17,493	507
JPMorgan Chase & Company
Expiration: November 2018, Exercise Price: $104.00	60	654,120	4,710
Kroger Company
Expiration: November 2018, Exercise Price: $29.50	7	20,832	140
LiveRamp Holdings, Inc.
Expiration: November 2018, Exercise Price: $45.00	7	31,976	1,033
Meritage Homes Corporation
Expiration: November 2018, Exercise Price: $35.00	4	14,900	270
Microsoft Corporation
Expiration: November 2018, Exercise Price: $104.00	7	74,767	896
Papa John’s International, Inc.
Expiration: November 2018, Exercise Price: $48.00	2	10,908	105
Expiration: November 2018, Exercise Price: $50.50	2	10,908	255
Parker-Hannifin Corporation
Expiration: November 2018, Exercise Price: $140.00	4	60,652	692
Philip Morris International, Inc. (i)
Expiration: December 2018, Exercise Price: $85.00	5	44,035	1,070
Revlon, Inc.
Expiration: November 2018, Exercise Price: $20.00	12	25,200	1,710
Shopify, Inc.
Expiration: January 2019, Exercise Price: $120.00	1	13,815	620
Six Flags Entertainment Corporation (i)
Expiration: November 2018, Exercise Price: $70.00	5	26,930	8,075
SPDR S&P 500 ETF Trust (i)
Expiration: November 2018, Exercise Price: $262.00	8	216,504	1,224
Expiration: November 2018, Exercise Price: $265.00	10	270,630	650
Expiration: November 2018, Exercise Price: $265.00	20	541,260	4,120
Expiration: November 2018, Exercise Price: $270.00	31	838,953	14,136
SPDR S&P Biotech ETF
Expiration: November 2018, Exercise Price: $89.00	1	7,911	993
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2018, Exercise Price: $35.00	41	147,887	3,239
Expiration: November 2018, Exercise Price: $36.00	95	342,665	11,305

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options (c) – 0.09% (Continued)
SPDR S&P Retail ETF
Expiration: November 2018, Exercise Price: $45.00	7	$32,998	$301
Terex Corporation
Expiration: November 2018, Exercise Price: $29.00	10	33,390	425
Tesla, Inc. (i)
Expiration: November 2018, Exercise Price: $240.00	3	101,196	262
Expiration: November 2018, Exercise Price: $290.00	3	101,196	1,148
United States Oil Fund LP
Expiration: November 2018, Exercise Price: $14.00	28	38,612	728
Utilities Select Sector SPDR Fund
Expiration: November 2018, Exercise Price: $53.00	54	289,926	1,971
VanEck Vectors Semiconductor ETF
Expiration: November 2018, Exercise Price: $90.00	14	130,844	2,023
Visa, Inc.
Expiration: January 2019, Exercise Price: $120.00	48	661,680	7,176
Xylem, Inc.
Expiration: November 2018, Exercise Price: $65.00	1	6,558	120
Total Purchased Put Options
(Cost $99,233)			82,130
Total Purchased Options
(Cost $211,021)			147,560

LONG SHORT-TERM INVESTMENTS – 27.43%	Shares
Fidelity Investments Money Market Funds Government Portfolio,
Shares Class I, 2.06% (g)(j)(k)	23,482,832	23,482,832
Total Long Short-term Investments
(Cost $23,482,832)		23,482,832
Total Long Investments
(Cost $82,987,290) – 94.88%		81,243,639

SECURITIES SOLD SHORT (d) – (29.90)%

SHORT COMMON STOCKS – (19.39)%

Aerospace & Defense – (0.35)%
AAR Corporation	(70)	(3,331)
The Boeing Company	(144)	(51,100)
BWX Technologies, Inc.	(272)	(15,901)
Embraer SA – ADR (b)	(961)	(21,401)
General Dynamics Corporation	(177)	(30,547)
Lockheed Martin Corporation	(211)	(62,002)
Mercury Systems, Inc.	(197)	(9,231)
Raytheon Company	(520)	(91,021)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Aerospace & Defense – (0.35)% (Continued)
Rockwell Collins, Inc.	(85)	$(10,882)
Textron, Inc.	(68)	(3,647)
		(299,063)
Air Freight & Logistics – (0.31)%
C.H. Robinson Worldwide, Inc.	(102)	(9,081)
Expeditors International of Washington, Inc.	(153)	(10,279)
Forward Air Corporation	(969)	(58,130)
Hub Group, Inc., Class A	(3,538)	(162,111)
United Parcel Service, Inc., Class B	(170)	(18,112)
XPO Logistics, Inc.	(68)	(6,078)
		(263,791)
Airlines – (0.21)%
Southwest Airlines Company	(272)	(13,355)
Spirit Airlines, Inc.	(1,232)	(63,941)
United Continental Holdings, Inc.	(1,116)	(95,429)
WestJet Airlines Ltd. (b)	(544)	(7,926)
		(180,651)
Auto Components – (0.07)%
Autoliv, Inc.	(68)	(5,667)
Garrett Motion, Inc.	(756)	(11,469)
Gentex Corporation	(1,450)	(30,522)
Magna International, Inc. (b)	(245)	(12,064)
		(59,722)
Banks – (1.26)%
BB&T Corporation	(3,876)	(190,544)
Cathay General Bancorp	(1,156)	(43,546)
Cullen/Frost Bankers, Inc.	(850)	(83,232)
First Republic Bank	(340)	(30,937)
JPMorgan Chase & Company	(2,720)	(296,534)
M&T Bank Corporation	(476)	(78,735)
The PNC Financial Services Group, Inc.	(884)	(113,585)
Regions Financial Corporation	(2,210)	(37,504)
Webster Financial Corporation	(374)	(22,006)
Wells Fargo & Company	(3,468)	(184,602)
		(1,081,225)
Beverages – (0.12)%
The Boston Beer Company, Inc., Class A	(86)	(26,427)
Monster Beverage Corporation	(722)	(38,158)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Beverages – (0.12)% (Continued)
PepsiCo, Inc.	(350)	$(39,333)
		(103,918)
Biotechnology – (0.23)%
AbbVie, Inc.	(374)	(29,116)
Amgen, Inc.	(520)	(100,251)
Denali Therapeutics, Inc.	(669)	(9,680)
Intrexon Corporation	(279)	(3,225)
Ironwood Pharmaceuticals, Inc.	(68)	(891)
Regeneron Pharmaceuticals, Inc.	(150)	(50,886)
		(194,049)
Building Products – (0.09)%
Johnson Controls International plc (b)	(1,279)	(40,890)
Masco Corporation	(1,156)	(34,680)
Resideo Technologies, Inc.	(48)	(1,010)
		(76,580)
Capital Markets – (0.62)%
The Bank of New York Mellon Corporation	(680)	(32,185)
BlackRock, Inc.	(476)	(195,836)
KKR & Company, Inc., Class A	(2,645)	(62,554)
Northern Trust Corporation	(816)	(76,761)
S&P Global, Inc.	(136)	(24,796)
TD Ameritrade Holding Corporation	(2,720)	(140,678)
		(532,810)
Chemicals – (0.05)%
H.B. Fuller Company	(204)	(9,070)
International Flavors & Fragrances, Inc.	(34)	(4,918)
LyondellBasell Industries NV, Class A (b)	(184)	(16,426)
Orion Engineered Carbons SA (b)	(382)	(9,859)
		(40,273)
Communications Equipment – (0.19)%
F5 Networks, Inc.	(136)	(23,838)
Juniper Networks, Inc.	(1,802)	(52,745)
Telefonaktiebolaget LM Ericsson – ADR (b)	(10,200)	(88,332)
		(164,915)
Construction & Engineering – (0.03)%
Jacobs Engineering Group, Inc.	(313)	(23,503)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Construction Materials – (0.03)%
Martin Marietta Materials, Inc.	(134)	$(22,952)
Summit Materials, Inc., Class A	(20)	(270)
		(23,222)
Consumer Finance – (0.05)%
Ally Financial, Inc.	(1,700)	(43,197)

Containers & Packaging – (0.05)%
Ball Corporation	(204)	(9,139)
International Paper Company	(408)	(18,507)
Winpak Ltd. (b)	(329)	(11,414)
		(39,060)
Distributors – (0.02)%
Genuine Parts Company	(170)	(16,646)

Diversified Consumer Services – (0.00)%
Sotheby’s	(95)	(3,990)

Electric Utilities – (0.85)%
ALLETE, Inc.	(245)	(18,130)
Alliant Energy Corporation	(3,137)	(134,828)
Hawaiian Electric Industries, Inc.	(1,354)	(50,504)
IDACORP, Inc.	(801)	(74,701)
PG&E Corporation (i)	(402)	(18,818)
Pinnacle West Capital Corporation	(1,005)	(82,661)
Portland General Electric Company	(884)	(39,851)
The Southern Company (i)	(2,924)	(131,668)
Xcel Energy, Inc.	(3,672)	(179,965)
		(731,126)
Electrical Equipment – (0.03)%
Rockwell Automation, Inc.	(17)	(2,800)
Sensata Technologies Holding plc (b)	(544)	(25,514)
		(28,314)
Electronic Equipment, Instruments & Components – (0.24)%
AU Optronics Corporation – ADR (b)	(13,600)	(52,088)
AVX Corporation	(683)	(11,392)
CDW Corporation	(272)	(24,483)
Fabrinet (b)	(1,475)	(63,897)
FLIR Systems, Inc.	(134)	(6,206)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Electronic Equipment, Instruments & Components – (0.24)% (Continued)
Universal Display Corporation	(272)	$(33,459)
Vishay Intertechnology, Inc.	(798)	(14,603)
		(206,128)
Food & Staples Retailing – (0.19)%
Costco Wholesale Corporation	(239)	(54,642)
Sprouts Farmers Market, Inc.	(721)	(19,388)
Sysco Corporation	(1,224)	(87,308)
		(161,338)
Food Products – (0.17)%
Campbell Soup Company (i)	(1,715)	(64,158)
Flowers Foods, Inc.	(680)	(13,131)
General Mills, Inc.	(299)	(13,096)
The Hain Celestial Group, Inc.	(1,307)	(32,518)
Hostess Brands, Inc.	(1,734)	(18,034)
Lancaster Colony Corporation	(34)	(5,827)
		(146,764)
Gas Utilities – (0.10)%
ONE Gas, Inc.	(1,112)	(87,748)

Health Care Equipment & Supplies – (0.17)%
Align Technology, Inc.	(170)	(37,604)
Baxter International, Inc.	(408)	(25,504)
Becton, Dickinson and Company	(216)	(49,788)
Medtronic plc (b)	(204)	(18,324)
STERIS plc (b)	(149)	(16,287)
		(147,507)
Health Care Providers & Services – (0.19)%
AmerisourceBergen Corporation	(203)	(17,864)
Cardinal Health, Inc.	(135)	(6,831)
Express Scripts Holding Company	(340)	(32,970)
HCA Holdings, Inc.	(218)	(29,110)
Quest Diagnostics, Inc.	(476)	(44,796)
UnitedHealth Group, Inc.	(135)	(35,282)
		(166,853)
Hotels, Restaurants & Leisure – (0.34)%
BJ’s Restaurants, Inc. (i)	(271)	(16,580)
Dave & Buster’s Entertainment, Inc.	(496)	(29,537)
International Game Technology plc (b)(i)	(1,051)	(19,496)
Jack in the Box, Inc. (i)	(173)	(13,655)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Hotels, Restaurants & Leisure – (0.34)% (Continued)
Marriott International, Inc., Class A	(509)	$(59,497)
McDonald’s Corporation (i)	(377)	(66,691)
SeaWorld Entertainment, Inc.	(1,249)	(32,624)
Shake Shack, Inc., Class A	(82)	(4,337)
Six Flags Entertainment Corporation (i)	(605)	(32,585)
Yum! Brands, Inc. (i)	(200)	(18,082)
		(293,084)
Household Durables – (0.29)%
Helen of Troy Ltd. (b)	(82)	(10,178)
Leggett & Platt, Inc.	(324)	(11,765)
Mohawk Industries, Inc.	(292)	(36,421)
PulteGroup, Inc.	(3,397)	(83,464)
Toll Brothers, Inc.	(408)	(13,733)
TRI Pointe Group, Inc.	(4,111)	(48,921)
Whirlpool Corporation	(422)	(46,319)
		(250,801)
Household Products – (0.02)%
The Clorox Company	(54)	(8,016)
Colgate-Palmolive Company	(95)	(5,657)
Kimberly-Clark Corporation	(48)	(5,007)
		(18,680)
Independent Power and Renewable Electricity Producers – (0.17)%
AES Corporation	(5,400)	(78,732)
NRG Energy, Inc. (i)	(1,300)	(47,047)
Uniper SE (b)	(585)	(16,882)
		(142,661)
Industrial Conglomerates – (0.20)%
3M Company	(629)	(119,673)
General Electric Company	(5,227)	(52,793)
		(172,466)
Insurance – (0.64)%
Allianz SE (b)	(136)	(28,331)
Aon plc (b)	(680)	(106,202)
Chubb Ltd. (b)	(680)	(84,939)
Cincinnati Financial Corporation	(680)	(53,475)
Everest Re Group Ltd. (b)	(136)	(29,629)
Marsh & McLennan Companies, Inc.	(1,020)	(86,445)
The Travelers Companies, Inc.	(1,258)	(157,414)
		(546,435)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Internet & Direct Marketing Retail – (0.01)%
TripAdvisor, Inc.	(136)	$(7,091)

Internet Software & Services – (0.09)%
Akamai Technologies, Inc.	(136)	(9,826)
Alphabet, Inc., Class A	(7)	(7,634)
DocuSign, Inc.	(340)	(14,260)
Facebook, Inc., Class A	(57)	(8,652)
Shopify, Inc., Class A (b)	(136)	(18,789)
Shutterstock, Inc.	(305)	(12,468)
Zillow Group, Inc., Class C	(90)	(3,623)
		(75,252)
IT Services – (0.33)%
Booz Allen Hamilton Holding Corporation	(548)	(27,148)
CACI International, Inc., Class A	(41)	(7,317)
Global Payments, Inc.	(170)	(19,419)
International Business Machines Corporation	(680)	(78,492)
Kinaxis, Inc. (b)	(1,088)	(73,456)
Leidos Holdings, Inc.	(102)	(6,608)
Mastercard, Inc., Class A	(150)	(29,650)
Sabre Corporation	(1,360)	(33,524)
Visa, Inc., Class A	(68)	(9,374)
		(284,988)
Life Sciences Tools & Services – (0.09)%
Thermo Fisher Scientific, Inc.	(326)	(76,170)

Machinery – (0.41)%
CNH Industrial NV (b)	(1,156)	(12,011)
Colfax Corporation	(135)	(3,784)
Cummins, Inc.	(621)	(84,884)
Deere & Company	(136)	(18,420)
Flowserve Corporation	(597)	(27,402)
Harsco Corporation	(340)	(9,340)
Illinois Tool Works, Inc.	(649)	(82,793)
Kennametal, Inc.	(534)	(18,930)
PACCAR, Inc.	(286)	(16,362)
Terex Corporation	(1,615)	(53,925)
Wabtec Corporation	(333)	(27,313)
		(355,164)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Metals & Mining – (0.02)%
AK Steel Holding Corporation	(1,496)	$(5,535)
Carpenter Technology Corporation	(84)	(3,663)
Warrior Met Coal, Inc.	(204)	(5,712)
		(14,910)
Multiline Retail – (0.05)%
Dollar General Corporation	(351)	(39,094)

Multi-Utilities – (0.72)%
Ameren Corporation	(1,632)	(105,395)
Consolidated Edison, Inc.	(2,565)	(194,940)
DTE Energy Company	(1,568)	(176,243)
E.ON SE (b)	(2,025)	(19,582)
National Grid plc – ADR (b)	(1,564)	(83,674)
NorthWestern Corporation	(561)	(32,964)
		(612,798)
Oil, Gas & Consumable Fuels – (1.15)%
Anadarko Petroleum Corporation	(14)	(745)
Andeavor Logistics LP	(65)	(2,604)
Antero Midstream GP LP	(47)	(757)
Arch Coal, Inc., Class A	(203)	(19,468)
Buckeye Partners LP	(853)	(27,987)
Cabot Oil & Gas Corporation	(139)	(3,368)
Calfrac Well Services Ltd. (b)	(313)	(1,075)
Canadian Natural Resources Ltd. (b)	(31)	(847)
Carrizo Oil & Gas, Inc.	(2,952)	(53,756)
Cheniere Energy, Inc. (i)	(340)	(20,539)
Chesapeake Energy Corporation	(6,800)	(23,868)
Cimarex Energy Company	(908)	(72,159)
Comstock Resources, Inc.	(115)	(834)
Concho Resources, Inc.	(11)	(1,530)
Continental Resources, Inc.	(340)	(17,911)
Denbury Resources, Inc.	(5,916)	(20,410)
Devon Energy Corporation	(2,263)	(73,321)
Enbridge, Inc. (b)	(807)	(25,106)
EnLink Midstream LLC	(97)	(1,261)
EQGP Holdings LP	(44)	(691)
EQM Midstream Partners LP	(16)	(734)
EQT Corporation	(1,780)	(60,466)
Exxon Mobil Corporation	(481)	(38,326)
Genesis Energy LP	(1,288)	(28,478)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Oil, Gas & Consumable Fuels – (1.15)% (Continued)
Hess Corporation	(952)	$(54,645)
Holly Energy Partners LP	(69)	(2,009)
HollyFrontier Corporation	(70)	(4,721)
Laredo Petroleum, Inc.	(154)	(807)
Magellan Midstream Partners LP	(695)	(42,868)
MPLX LP	(24)	(807)
Newfield Exploration Company	(40)	(808)
NGL Energy Partners LP	(84)	(795)
Noble Energy, Inc.	(2,494)	(61,976)
Noble Midstream Partners LP	(21)	(717)
Oasis Petroleum, Inc.	(2,380)	(23,943)
Occidental Petroleum Corporation	(12)	(805)
PBF Logistics LP	(58)	(1,267)
Pioneer Natural Resources Company	(894)	(131,659)
QEP Resources, Inc.	(7,751)	(69,061)
SemGroup Corporation, Class A	(41)	(758)
Shell Midstream Partners LP	(38)	(777)
Suncor Energy, Inc. (b)	(25)	(833)
Targa Resources Corporation (i)	(1,420)	(73,371)
TC PipeLines LP	(69)	(2,122)
TransCanada Corporation (b)	(299)	(11,278)
Western Gas Equity Partners LP	(166)	(4,774)
		(987,042)
Personal Products – (0.02)%
Beiersdorf AG (b)	(68)	(7,031)
The Estee Lauder Companies, Inc., Class A	(75)	(10,308)
		(17,339)
Pharmaceuticals – (0.14)%
Eli Lilly & Company	(337)	(36,544)
Johnson & Johnson	(337)	(47,177)
Pfizer, Inc.	(409)	(17,611)
Roche Holding AG – ADR (b)	(408)	(12,387)
Zoetis, Inc.	(67)	(6,040)
		(119,759)
Real Estate Investment Trusts (REITs) – (6.72)%
AvalonBay Communities, Inc.	(625)	(109,612)
Blackstone Mortgage Trust, Inc., Class A	(2,040)	(68,829)
DiamondRock Hospitality Company	(1,285)	(13,428)
Duke Realty Corporation	(5,100)	(140,607)
EastGroup Properties, Inc.	(3,635)	(348,197)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Real Estate Investment Trusts (REITs) – (6.72)% (Continued)
Federal Realty Investment Trust	(884)	$(109,660)
Government Properties Income Trust	(5,446)	(48,088)
Host Hotels & Resorts, Inc.	(4,740)	(90,581)
Independence Realty Trust, Inc.	(9,413)	(93,283)
Industrial Logistics Properties Trust	(2,717)	(58,660)
Kimco Realty Corporation	(2,040)	(32,823)
Kite Realty Group Trust	(9,940)	(157,450)
Life Storage, Inc.	(668)	(62,899)
LTC Properties, Inc.	(3,793)	(162,227)
The Macerich Company	(1,419)	(73,249)
Mid-America Apartment Communities, Inc.	(1,904)	(186,040)
National Health Investors, Inc.	(4,760)	(349,670)
National Retail Properties, Inc.	(6,256)	(292,468)
Park Hotels & Resorts, Inc.	(468)	(13,605)
Piedmont Office Realty Trust, Inc., Class A	(8,135)	(146,593)
Ramco-Gershenson Properties Trust	(36,720)	(487,642)
Realty Income Corporation	(3,400)	(204,918)
Retail Opportunity Investments Corporation	(3,400)	(59,806)
Rexford Industrial Realty, Inc.	(7,347)	(232,679)
Sabra Health Care REIT, Inc.	(16,447)	(356,077)
Senior Housing Properties Trust	(5,280)	(84,850)
SL Green Realty Corporation	(1,360)	(124,114)
STORE Capital Corporation	(7,616)	(221,092)
Sun Communities, Inc.	(2,822)	(283,526)
UDR, Inc.	(6,120)	(239,843)
VEREIT, Inc.	(20,569)	(150,771)
Vornado Realty Trust	(4,080)	(277,766)
Welltower, Inc.	(1,700)	(112,319)
Weyerhaeuser Company	(1,043)	(27,775)
WP Carey, Inc.	(4,972)	(328,202)
		(5,749,349)
Real Estate Management & Development – (0.02)%
Realogy Holdings Corporation	(927)	(17,678)

Road & Rail – (0.88)%
ArcBest Corporation	(136)	(5,048)
Canadian Pacific Railway Ltd. (b)	(1,313)	(269,165)
Canadian Pacific Railway Ltd. (b)	(231)	(47,372)
Covenant Transportation Group, Inc., Class A	(204)	(5,106)
CSX Corporation	(909)	(62,594)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Road & Rail – (0.88)% (Continued)
Norfolk Southern Corporation	(1,319)	$(221,368)
TFI International, Inc. (b)	(3,278)	(109,088)
Union Pacific Corporation	(245)	(35,824)
		(755,565)
Semiconductors & Semiconductor Equipment – (0.04)%
Texas Instruments, Inc.	(340)	(31,562)

Software – (0.50)%
Autodesk, Inc.	(67)	(8,660)
Blackbaud, Inc.	(340)	(24,385)
Blackline, Inc.	(201)	(9,322)
CA, Inc.	(540)	(23,954)
Cadence Design Systems, Inc.	(136)	(6,062)
HubSpot, Inc.	(169)	(22,925)
Paycom Software, Inc. (i)	(272)	(34,054)
Paylocity Holding Corporation	(135)	(8,882)
Pluralsight, Inc., Class A	(1,020)	(22,858)
Qualys, Inc.	(722)	(51,435)
SAP SE – ADR (b)	(503)	(53,952)
Smartsheet, Inc., Class A	(956)	(22,619)
Take-Two Interactive Software, Inc.	(884)	(113,921)
The Ultimate Software Group, Inc.	(20)	(5,333)
Zuora, Inc., Class A	(1,020)	(20,828)
		(429,190)
Specialty Retail – (0.24)%
Burlington Stores, Inc. (i)	(193)	(33,098)
Conn’s, Inc.	(150)	(4,167)
Floor & Decor Holdings, Inc., Class A	(1,077)	(27,550)
The Home Depot, Inc. (i)	(116)	(20,402)
Lowe’s Companies, Inc. (i)	(305)	(29,042)
National Vision Holdings, Inc.	(1,221)	(50,586)
Ulta Beauty, Inc.	(133)	(36,511)
		(201,356)
Technology Hardware, Storage & Peripherals – (0.22)%
NetApp, Inc.	(1,360)	(106,746)
Seagate Technology plc (b)	(1,768)	(71,127)
Western Digital Corporation	(204)	(8,786)
		(186,659)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
Textiles, Apparel & Luxury Goods – (0.04)%
PVH Corporation	(248)	$(29,956)
Ralph Lauren Corporation	(41)	(5,314)
		(35,270)
Trading Companies & Distributors – (0.32)%
AerCap Holdings NV (b)	(932)	(46,675)
Beacon Roofing Supply, Inc.	(263)	(7,340)
Fastenal Company	(2,089)	(107,396)
GATX Corporation	(54)	(4,046)
MSC Industrial Direct Company, Inc., Class A	(628)	(50,906)
W.W. Grainger, Inc.	(127)	(36,064)
WESCO International, Inc.	(369)	(18,516)
		(270,943)
Water Utilities – (0.10)%
American States Water Company	(1,156)	(70,770)
Aqua America, Inc.	(422)	(13,728)
		(84,498)
Total Short Common Stocks
Proceeds $(16,854,936)		(16,598,197)

SHORT PREFERRED STOCKS – (0.07)%
Azul SA (b)	(412)	(10,045)
Gol Linhas Aereas Inteligentes SA (b)	(1,373)	(13,606)
Henkel AG & Company KGaA (b)	(349)	(38,130)
		(61,781)
Total Short Preferred Stocks
Proceeds $(59,565)		(61,781)

SHORT EXCHANGE TRADED FUNDS – (6.15)%
Consumer Staples Select Sector SPDR Fund	(1,238)	(68,102)
ETFMG Prime Cyber Security ETF	(1,552)	(55,903)
Financial Select Sector SPDR Fund	(6,800)	(178,704)
Health Care Select Sector SPDR Fund	(2,307)	(204,631)
Industrial Select Sector SPDR Fund	(1,479)	(103,353)
Invesco Dynamic Leisure and Entertainment ETF	(86)	(3,621)
Invesco QQQ Trust Series 1	(3,223)	(547,330)
iShares Cohen & Steers REIT ETF	(5,440)	(536,438)
iShares MSCI Eurozone ETF	(814)	(30,419)
iShares Nasdaq Biotechnology ETF	(393)	(40,900)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (6.15)% (Continued)
iShares North American Tech-Software ETF	(607)	$(111,239)
iShares Russell 2000 ETF	(2,114)	(317,163)
iShares U.S. Real Estate ETF	(345)	(26,948)
iShares U.S. Technology ETF	(881)	(156,439)
JPMorgan Alerian MLP Index ETN	(1,088)	(27,189)
Material Select Sector SPDR	(241)	(12,679)
ProShares UltraShort 20+ Year Treasury	(3,667)	(149,210)
Source STOXX Europe 600 Optimized Food & Beverage UCITS ETF (b)	(16)	(6,645)
SPDR S&P 500 ETF Trust (i)	(3,453)	(934,485)
SPDR S&P Biotech ETF	(1,768)	(139,866)
SPDR S&P Health Care Services ETF	(169)	(12,065)
SPDR S&P Metals & Mining ETF	(884)	(27,024)
SPDR S&P Oil & Gas Exploration & Production ETF	(480)	(17,314)
SPDR S&P Retail ETF	(688)	(32,432)
SPDR S&P Semiconductor ETF	(4,896)	(329,501)
United States Brent Oil Fund LP ETF	(87)	(1,843)
United States Oil Fund LP	(6,197)	(85,457)
Utilities Select Sector SPDR Fund	(5,062)	(271,779)
VanEck Vectors Oil Services ETF	(3,380)	(69,493)
VanEck Vectors Semiconductor ETF	(1,020)	(95,329)
Vanguard Communication Services ETF	(798)	(65,125)
Vanguard Information Technology ETF	(188)	(34,853)
Vanguard Real Estate ETF	(6,800)	(532,576)
VelocityShares 3x Long Natural Gas ETN (b)	(68)	(5,867)
WisdomTree Europe Hedged Equity Fund	(608)	(36,298)
Total Short Exchange Traded Funds
Proceeds $(5,378,562)		(5,268,220)

SHORT CORPORATE BONDS – (4.29)%	Principal Amount
AbbVie, Inc.
4.875%, 11/14/2048	$(95,000)	(87,616)
Altria Group, Inc.
3.875%, 9/16/2046	(165,000)	(136,845)
American International Group, Inc.
4.750%, 4/1/2048	(70,000)	(64,836)
Amgen, Inc.
4.563%, 6/15/2048	(70,000)	(64,398)
Anadarko Petroleum Corporation
6.600%, 3/15/2046	(80,000)	(88,742)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Principal Amount	Value
SHORT CORPORATE BONDS – (4.29)% (Continued)
Bank of America Corporation
4.271% (Fixed at 4.271% until 7/22/2028, 7/23/2029 (e)	$(135,000)	$(133,301)
Broadcom Corporation / Broadcom Cayman Finance Ltd.
3.500%, 1/15/2028	(70,000)	(61,744)
Capital One Financial Corporation
3.800%, 1/31/2028	(275,000)	(253,908)
Charter Communications Operating LLC
4.500%, 2/1/2024	(70,000)	(70,166)
4.200%, 3/15/2028	(135,000)	(126,724)
5.750%, 4/1/2048	(135,000)	(127,888)
Citigroup, Inc.
3.200%, 10/21/2026	(300,000)	(275,202)
3.668% (Fixed at 3.668% until 7/23/2027, 7/24/2028 (e)	(60,000)	(56,319)
4.650%, 7/23/2048	(40,000)	(38,805)
Colgate-Palmolive Company
3.700%, 8/1/2047	(100,000)	(90,856)
Continental Resources, Inc.
4.375%, 1/15/2028	(40,000)	(38,749)
CSX Corporation
4.300%, 3/1/2048	(80,000)	(74,072)
Deutsche Bank AG (b)
4.500%, 4/1/2025	(200,000)	(183,485)
Ford Motor Company
5.291%, 12/8/2046	(25,000)	(21,007)
General Mills, Inc.
4.200%, 4/17/2028	(70,000)	(67,781)
4.700%, 4/17/2048	(110,000)	(100,486)
The Home Depot, Inc.
3.900%, 6/15/2047	(95,000)	(86,649)
HSBC Holdings plc (b)
4.583% (Fixed at 4.583% until 6/18/2028, 6/19/2029 (e)	(200,000)	(198,239)
JPMorgan Chase & Company
4.950%, 6/1/2045	(185,000)	(187,426)
Lloyds Banking Group plc (b)
4.550%, 8/16/2028	(200,000)	(193,473)
LYB International Finance BV (b)
4.875%, 3/15/2044	(135,000)	(124,344)
Telefonica Emisiones SAU (b)
4.103%, 3/8/2027	(150,000)	(142,964)
4.895%, 3/6/2048	(150,000)	(134,044)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2018

	Principal Amount	Value
SHORT CORPORATE BONDS – (4.29)% (Continued)
Tyson Foods, Inc.
4.550%, 6/2/2047	$(230,000)	$(207,957)
United Technologies Corporation
4.625%, 11/16/2048	(40,000)	(38,541)
UnitedHealth Group, Inc.
4.250%, 6/15/2048	(70,000)	(66,874)
Vodafone Group plc (b)
5.250%, 5/30/2048	(135,000)	(127,429)
Total Short Corporate Bonds
Proceeds $(3,728,461)		(3,670,870)
Total Securities Sold Short
Proceeds $(26,021,524) – (29.90)%		(25,599,068)
Total Investments
(Cost $56,965,766) – 64.98%		55,644,571
Assets In Excess Of Other Liabilities – 35.02%		29,980,655
Net Assets – 100.00%		$85,625,226

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	Securities sold short are not owned by the Fund and cannot produce income.
(e)	The coupon rate show on variable rate securities represents the rate as of October 31, 2018.
(f)	Perpetual Maturity.
(g)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contracts, and futures contracts. The total value of assets committed as collateral as of October 31, 2018, is $35,643,652.

(h)	Level 3 security. Please see Note 2 for more information.
(i)	Held in connection with a written option, see Schedule of Written Options for more details.
(j)	The rate quoted is the annualized seven-day effective yield as of October 31, 2018.
(k)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company
Reg – Registered Deposit

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options
October 31, 2018

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
Advance Auto Parts, Inc.
Expiration: November 2018, Exercise Price: $175.00	1	$15,976	$262
American Electrical Power Company, Inc.
Expiration: November 2018, Exercise Price: $72.50	3	22,008	435
American International Group, Inc.
Expiration: November 2018, Exercise Price: $42.00	20	82,580	3,100
Brinker International, Inc.
Expiration: December 2018, Exercise Price: $47.00	6	26,010	622
Bunge Ltd.
Expiration: November 2018, Exercise Price: $72.50	4	24,720	40
Campbell Soup Company
Expiration: November 2018, Exercise Price: $42.00	2	7,482	45
Consumer Staples Select Sector SPDR Fund
Expiration: December 2018, Exercise Price: $55.00	11	60,511	1,590
Darden Restaurants, Inc.
Expiration: December 2018, Exercise Price: $112.00	2	21,310	527
Dollar Tree, Inc.
Expiration: November 2018, Exercise Price: $88.50	4	33,720	293
DTE Energy Company
Expiration: November 2018, Exercise Price: $115.00	7	78,680	560
Duke Energy Corporation
Expiration: November 2018, Exercise Price: $82.50	13	107,419	1,852
International Game Technology plc
Expiration: November 2018, Exercise Price: $24.00	8	14,840	45
iShares 20+ Year Treasury Bond ETF
Expiration: December 2018, Exercise Price: $119.00	15	170,370	345
Expiration: January 2019, Exercise Price: $122.00	17	193,086	315
Michael Kors Holdings Ltd.
Expiration: November 2018, Exercise Price: $67.50	2	11,082	65
Penn National Gaming, Inc.
Expiration: November 2018, Exercise Price: $35.00	3	7,284	15
Philip Morris International, Inc.
Expiration: December 2018, Exercise Price: $97.50	7	61,649	315
Planet Fitness, Inc.
Expiration: November 2018, Exercise Price: $54.00	5	24,545	463
Expiration: November 2018, Exercise Price: $65.00	3	14,727	30
Royal Caribbean Cruises Ltd.
Expiration: November 2018, Exercise Price: $128.00	1	10,473	3
The Southern Company
Expiration: November 2018, Exercise Price: $46.00	7	31,521	403

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options – Continued
October 31, 2018

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS (Continued)
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $308.00	6	$162,378	$9
TD Ameritrade Holding Corporation
Expiration: November 2018, Exercise Price: $50.00	3	15,516	697
			12,031
WRITTEN PUT OPTIONS
Apple, Inc.
Expiration: November 2018, Exercise Price: $190.00	5	109,430	122
BJ’s Restaurants, Inc.
Expiration: November 2018, Exercise Price: $62.00	2	12,236	545
Boston Scientific Corporation
Expiration: November 2018, Exercise Price: $34.00	1	3,614	29
Burlington Stores, Inc.
Expiration: December 2018, Exercise Price: $155.00	2	34,298	800
Campbell Soup Company
Expiration: November 2018, Exercise Price: $35.00	2	7,482	65
Cheniere Energy, Inc.
Expiration: November 2018, Exercise Price: $62.50	5	30,205	1,625
Edwards Lifesciences Corporation
Expiration: November 2018, Exercise Price: $140.00	1	14,760	130
Hilton Worldwide Holdings, Inc.
Expiration: December 2018, Exercise Price: $65.00	4	28,468	350
The Home Depot, Inc.
Expiration: November 2018, Exercise Price: $180.00	1	17,588	685
International Game Technology plc
Expiration: November 2018, Exercise Price: $19.00	7	12,985	927
Expiration: November 2018, Exercise Price: $20.00	10	18,550	2,000
Jack in the Box, Inc.
Expiration: November 2018, Exercise Price: $80.00	3	23,679	727
Lowe’s Companies, Inc.
Expiration: November 2018, Exercise Price: $90.00	2	19,044	336
McDonald’s Corporation
Expiration: November 2018, Exercise Price: $167.50	2	35,380	132
NRG Energy, Inc.
Expiration: November 2018, Exercise Price: $35.00	7	25,333	473
Expiration: November 2018, Exercise Price: $36.00	7	25,333	735
Paycom Software, Inc.
Expiration: November 2018, Exercise Price: $125.00	2	25,040	1,070
PG&E Corporation
Expiration: December 2018, Exercise Price: $45.00	27	126,387	3,915

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options – Continued
October 31, 2018

	Contracts (a)	Notional Amount	Value
WRITTEN PUT OPTIONS (Continued)
Philip Morris International, Inc.
Expiration: December 2018, Exercise Price: $80.00	5	$44,035	$465
Sempra Energy
Expiration: November 2018, Exercise Price: $115.00	3	33,036	1,590
Six Flags Entertainment Corporation
Expiration: November 2018, Exercise Price: $65.00	8	43,088	8,920
The Southern Company
Expiration: November 2018, Exercise Price: $44.00	7	31,521	560
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $252.00	8	216,504	396
Expiration: November 2018, Exercise Price: $255.00	10	270,630	65
Expiration: November 2018, Exercise Price: $270.00	24	649,512	10,944
Targa Resources Corporation
Expiration: November 2018, Exercise Price: $52.50	21	108,507	4,253
Tesla, Inc.
Expiration: November 2018, Exercise Price: $220.00	7	236,124	403
VF Corporation
Expiration: November 2018, Exercise Price: $85.00	2	16,576	600
Yum! Brands, Inc.
Expiration: December 2018, Exercise Price: $85.00	3	27,123	255
			43,117
Total Written Options
(Premiums received $45,264)			$55,148

(a)	100 shares per contract.
ETF – Exchange Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts
October 31, 2018

								Value and
			Pay/Receive			Number of		Unrealized
		Maturity	Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	ContourGlobal plc	1/17/19	Pay	0.600%+	Monthly	224	$534	$(257)
				1 Day SONIA(1)
Morgan Stanley	Engie SA	6/29/20	Pay	0.600%+	Monthly	1,206	16,024	(2,411)
				1 Day EONIA(3)
Morgan Stanley	The Morgan Stanley	10/30/20	Pay	0.500%+	Monthly	1,020	96,738	—
	Laggards			FED(2)
Morgan Stanley	RPC Group plc	6/10/19	Pay	0.600%+	Monthly	542	5,283	(120)
				1 Day SONIA(1)
Morgan Stanley	United Utilities	1/17/19	Pay	0.600%+	Monthly	987	9,146	(2,106)
	Group plc			1 Day SONIA(1)

SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Ashtead Group plc	6/12/20	Receive	(0.500%)+	Monthly	(135)	(3,333)	932
				1 Day SONIA(1)
Morgan Stanley	Centrica plc	1/17/19	Receive	(0.500%)+	Monthly	(4,080)	(7,664)	514
				1 Day SONIA(1)
Morgan Stanley	Drax Group plc	1/17/19	Receive	(0.500%)+	Monthly	(189)	(968)	(37)
				1 Day SONIA(1)
Morgan Stanley	China Exposure Basket	7/20/20	Receive	(0.350)%+	Monthly	(3,350)	(150,867)	18,449
				FED(2)
Morgan Stanley	Weiss Infotech Basket	6/25/20	Receive	(0.450)%+	Monthly	(3,012)	(290,354)	28,437
				FED(2)
Morgan Stanley	Weiss NAFTA	1/10/20	Receive	(0.350)%+	Monthly	(218)	(19,084)	3,487
	Exposure Basket			FED(2)
Morgan Stanley	The Morgan Stanley	4/27/20	Receive	(0.700)%+	Monthly	(2,516)	(317,548)	36,244
	U.S. Growth			FED(2)
	Long Basket
Morgan Stanley	The Morgan Stanley	4/27/20	Receive	(0.500)%+	Monthly	(680)	(81,530)	(1,160)
	U.S. Leverage			FED(2)
	Long Basket
Morgan Stanley	The Morgan Stanley	3/30/20	Receive	(0.400)%+	Monthly	(648)	(80,685)	13,844
	U.S. Momentum			FED(2)
	Long Basket
Morgan Stanley	The Morgan Stanley	7/24/20	Receive	(0.850)%+	Monthly	(290)	(24,438)	(304)
	U.S. Cyclicals			FED(2)
	vs. Defensives
Morgan Stanley	Next plc	7/16/19	Receive	(0.500)%+	Monthly	(61)	(4,053)	195
				1 Day SONIA(1)
Morgan Stanley	Severn Trent plc	1/17/19	Receive	(0.500)%+	Monthly	(1,133)	(26,925)	3,112
				1 Day SONIA(1)
								$98,819

(1)	Sterling OverNight Index Average
(2)	Federal Funds Rate
(3)	Euro OverNight Index Average
plc –	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts
October 31, 2018

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value*	(Depreciation)
LONG FUTURES CONTRACTS
12/19/18	CBOE Volatility Index	3	$59,320	$(577)	$3,318
12/19/18	CBT 10-Year U.S. Treasury Note	105	10,369,087	(36,094)	(158,920)
12/19/18	CBT Long Term
	U.S. Treasury Bond	9	1,046,094	(7,031)	(51,483)
12/19/18	CMT Ultra Long Term
	U.S. Treasury Bond	73	7,565,168	(86,688)	(699,318)
12/21/18	E-mini S&P 500 Index	35	4,744,425	45,150	(387,293)
12/21/18	E-mini S&P MidCap 400 Index	26	4,744,480	14,040	(565,910)
				$(71,200)	$(1,859,606)

*	Net value is variation margin receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities
October 31, 2018

ASSETS:
Investments, at value (Cost $82,987,290)	$81,243,639
Cash	100,001
Short sale proceeds	26,021,524
Deposits at brokers for securities sold short and written options contracts	2,022,323
Deposits for futures	769,713
Deposits for swaps	305,000
Receivable for investments sold	11,842,732
Receivable for swap contracts	98,819
Dividends and interest receivable	98,382
Receivable from Adviser	61
Prepaid expenses and other receivables	50,293
Total assets	122,552,487

LIABILITIES:
Securities sold short, at value (Proceeds of $26,021,524)	25,599,068
Written option contracts, at value (Premiums received $45,264)	55,148
Payable for foreign currency (Cost $64,359)	63,852
Payable for investments purchased	10,859,500
Variation margin for futures contracts	71,200
Payable to Adviser	58,393
Payable for borrowing cost on securities sold short	37,935
Payable for custodian fees	42,367
Dividends and interest payable for securities sold short	25,534
Payable for fund administration and fund accounting fees	25,287
Payable for transfer agent fees and expenses	14,961
Payable for trustees’ fees	2,389
Payable for compliance fees	1,997
Distribution fees payable	880
Accrued expenses and other liabilities	68,750
Total liabilities	36,927,261
NET ASSETS	$85,625,226

NET ASSETS CONSISTS OF:
Paid-in capital	$85,324,358
Distributable earnings	300,868
NET ASSETS	$85,625,226

	Class K	Investor
	Shares	Class Shares
Net assets	$81,497,584	$4,127,642
Shares issued and outstanding(1)	7,809,254	397,498
Net asset value and offering price per share(2)	$10.44	$10.38

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations
For the Year Ended October 31, 2018

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $2,774)	$1,466,636
Interest	911,661
Total investment income	2,378,297

EXPENSES:
Investment advisory fees (See Note 3)	1,055,467
Dividends on securities sold short	781,511
Borrowing expense on securities sold short	382,596
Custodian fees (See Note 3)	254,532
Fund administration and fund accounting fees (See Note 3)	178,708
Transfer agent fees (See Note 3)	89,560
Professional fees	78,278
Interest on securities sold short	78,211
Federal and state registration fees	45,527
Reports to shareholders	18,793
Compliance fees (See Note 3)	12,306
Trustees’ fees (See Note 3)	10,120
Distribution fees (Investor Class) (See Note 5)	9,423
Shareholder servicing fees (Investor Class) (See Note 5)	3,769
Other	5,358
Total expenses before reimbursement	3,004,159
Less: Expense reimbursement by Adviser (See Note 3)	(693,183)
Net expenses	2,310,976
NET INVESTMENT INCOME	67,321

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,852,890
Securities sold short	108,862
Written option contracts expired or closed	128,836
Swap contracts	(53,546)
Future contracts	1,038,366
Forward currency exchange contracts	32
Foreign currency translation	(9,608)
Net realized gain	4,065,832
Net change in unrealized appreciation/depreciation on:
Investments	(2,065,723)
Securities sold short	579,975
Written option contracts	(22,121)
Swap contracts	99,460
Future contracts	(2,078,929)
Foreign currency translation	(324)
Net change in unrealized appreciation/depreciation	(3,487,662)
Net realized and change in unrealized gain on investments	578,170
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$645,491

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2018	October 31, 2017
OPERATIONS:
Net investment income (loss)	$67,321	$(96,878)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
futures contracts, forward currency exchange contracts,
and foreign currency translation	4,065,832	541,143
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts, futures contracts, forward currency exchange contracts,
and foreign currency translations	(3,487,662)	244,323
Net increase in net assets resulting from operations	645,491	688,588

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(106,623	)(3)
Class K	(959,500)	(114,199	)(3)
Investor Class	(53,765)	—
Total distributions to shareholders	(1,013,265)	(220,822)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(4)	49,789,966	30,437,426

NET INCREASE IN NET ASSETS	49,422,192	30,905,192

NET ASSETS:
Beginning of year	36,203,034	5,297,842
End of year	$85,625,226	$36,203,034	(3)

(1)	Class I Shares closed on March 31, 2017.
(2)	Inception date of the Investor Class was on February 28, 2017.
(3)
For the year ended October 31, 2017, net investment income distributions were $9,858 for Class I and $13,647 for Class K. Net realized gain distributions were $96,765 for Class I and $100,552 for Class K. Includes accumulated undistributed net investment loss of $(2,201).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

(4)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Year Ended		For the Year Ended
	October 31, 2018		October 31, 2017
Class I(1):	Shares	Amount	Shares	Amount
Issued	—	$—	—	$—
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	—	—	(250,000)	(2,497,312)
Redemption fees	—	—	—	—
Net decrease in Class I	—	$—	(250,000)	$(2,497,312)
Class K:
Issued	5,430,465	$56,974,344	3,172,054	$32,675,909
Issued to holders in
reinvestment of dividends	49,353	509,813	437	4,301
Redeemed	(847,413)	(8,854,310)	(255,427)	(2,618,574)
Redemption fees	—	1,293	—	191
Net increase in Class K	4,632,405	$48,631,140	2,917,064	$30,061,827
Investor Class(2):
Issued	115,965	$1,209,120	536,361	$5,436,044
Issued to holders in
reinvestment of dividends	5,215	53,765	—	—
Redeemed	(10,040)	(104,081)	(250,003)	(2,563,133)
Redemption fees	—	22	—	—
Net increase in Investor Class	111,140	$1,158,826	286,358	$2,872,911
Net increase in shares outstanding	4,743,545	$49,789,966	2,953,422	$30,437,426

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows
For the Year Ended October 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$645,491
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(434,717,993)
Purchases of short-term investments, net	(23,482,831)
Proceeds from sales of investments	410,530,311
Amortization and accretion of premium and discount	(331)
Increase in short sale proceeds	(10,134,523)
Increase in deposits at brokers	(876,523)
Increase in deposits for futures	(478,103)
Increase in deposits for swaps	(45,000)
Decrease in variation margin for futures contracts	98,761
Increase in receivable for swap contracts	(99,460)
Decrease in receivable from Adviser	63,221
Increase in dividends and interest receivable	(89,492)
Increase in prepaid expenses and other receivables	(30,052)
Proceeds from securities sold short	433,550,289
Purchases to cover securities sold short	(423,306,507)
Premiums received on written option contracts	1,035,034
Written option contracts expired or closed	(821,103)
Decrease in payable for fund administration and fund accounting fees	(6,950)
Increase in payable for custodian fees	6,948
Increase in payable for transfer agent fees and expenses	1,290
Increase in payable for borrowing cost on securities sold short	37,935
Increase in dividends and interest payable for securities sold short	17,759
Decrease in payable for compliance fees	(23)
Decrease in payable for trustees' fees	(111)
Decrease in distribution fees payable	(3,469)
Increase in accrued expenses and other liabilities	16,281
Net realized gain on investments	(2,852,890)
Net realized gain on securities sold short	(108,862)
Net realized gain on written option contracts expired or closed	(128,836)
Net realized loss on foreign currency translation	9,608
Change in unrealized appreciation/depreciation on investments	2,065,723
Change in unrealized appreciation/depreciation on securities sold short	(579,975)
Change in unrealized appreciation/depreciation on written option contracts	22,121
Change in unrealized appreciation/depreciation on foreign currency translation	324
Net cash used in operating activities	(49,661,938)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows – Continued
For the Year Ended October 31, 2018

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$58,183,464
Payment for shares redeemed	(8,957,076)
Cash distributions paid to shareholders	(449,687)
Net cash provided by financing activities	48,776,701
Net change in cash	$(885,237)

CASH AND FOREIGN CURRENCY:
Beginning Balance	$921,386
Ending Balance	$36,149

Supplemental Disclosures:
Borrowing expense on securities sold short	$344,661
Non-cash financing activities – reinvestment of distributions	$563,578

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Year Ended	Year Ended	Period Ended
	October 31, 2018	October 31, 2017	October 31, 2016(1)
Class K

PER SHARE DATA(2):
Net asset value, beginning of period	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.01	(0.10)	(0.05)
Net realized and unrealized gain on investments	0.17	0.59	0.45
Total from investment operations	0.18	0.49	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—
Net realized gains	(0.19)	(0.39)	—
Total distributions	(0.19)	(0.44)	—
Redemption fees	0.00 (4)	—	—
Net asset value, end of period	$10.44	$10.45	$10.40

TOTAL RETURN(5)	1.61%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,498	$33,214	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.25%	8.70%	12.86%
After expense reimbursement(6)(7)	3.27%	3.37%	3.44%
Ratio of dividends, interest, and borrowing expense on
securities sold short to average net assets(6)	1.77%	1.69%	1.29%
Ratio of operating expenses to average net
assets excluding dividends, interest, and borrowing
expense on securities sold short(6)(7)	1.50%	1.68%	2.15%
Ratio of net investment loss to average net assets(6)(7)	0.11%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	700%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding throughout all the periods.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Year Ended	Period Ended
	October 31, 2018	October 31, 2017(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.02)	(0.07)
Net realized and unrealized gain on investments(9)	0.15	0.52
Total from investment operations	0.13	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	—	—
Net realized gains	(0.19)	—
Total distributions	(0.19)	—
Redemption fees	0.00 (4)	—
Net asset value, end of period	$10.38	$10.44

TOTAL RETURN(5)	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.60%	11.46%
After expense reimbursement(6)(7)	3.62%	3.96%
Ratio of dividends, interest, and borrowing expense on
securities sold short to average net assets(6)	1.77%	1.95%
Ratio of operating expenses to average net assets excluding dividends,
interest, and borrowing expense on securities sold short(6)(7)	1.85%	2.01%
Ratio of net investment loss to average net assets(6)(7)	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding throughout all the periods.
(3)	Calculated based on average shares outstanding during the periods.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

(9)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements
October 31, 2018

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015.  The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies.  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2018, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the  Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$22,630,773	$572,820	$865	$23,204,458
Long Convertible Preferred Stock	53,843	—	—	53,843
Long Exchange Traded Funds	29,919,266	—	—	29,919,266
Long Corporate Bonds(1)	—	4,435,680	—	4,435,680
Purchased Call Options	—	65,430	—	65,430
Purchased Put Options	—	82,130	—	82,130
Long Short-Term Investments	23,482,832	—	—	23,482,832
Swap Contracts(2)	—	98,819	—	98,819
	$76,086,714	$5,254,879	$865	$81,342,458
Liabilities
Short Common Stocks(1)	$16,526,371	$71,826	$—	$16,598,197
Short Preferred Stocks	23,651	38,130	—	61,781
Short Exchange Traded Funds	5,261,575	6,645	—	5,268,220
Short Corporate Bonds(1)	—	3,670,870	—	3,670,870
Written Call Options	—	12,031	—	12,031
Written Put Options	—	43,117	—	43,117
Futures Contracts(2)	—	1,859,606	—	1,859,606
	$21,811,597	$5,702,225	$—	$27,513,822

(1)	Please refer to the Schedule of Investments to view long and short common stocks/corporate bonds segregated by industry type.
(2)	Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

For the year ended October 31, 2018, there was one transfer to Level 3 securities.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Level 3 Reconciliation Disclosure

The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stock
Balance as of October 31, 2017	$—
Purchases of Investments	—
(Sales) of Investments	—
Realized Gain (Loss)	—
Transfers Into Level 3	865	*
Change in Unrealized Appreciation/Depreciation	—
Balance as of October 31, 2018	$865	**

*	Transfer into Level 3 due to decreased market activity following bankruptcy.
**	The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at October 31, 2018 is $(124).

Significant unobservable valuation inputs monitored by the Valuation Committee under the supervision of the Board of Trustees for material Level 3 investments as of October 31, 2018 are as follows:

						Range/Weighted
	Fair Value at	Valuation	Unobservable	Expected	Distribution	Average
Description	October 31, 2018	Technique	Input	Distribution	Amount	Unobservable Input
Common Stock	$865	Expected Final	Final	$865	$0.4067	$0.40 –
		Distribution	Distribution			0.42

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency exchange contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures and Note 2 P. for further counterparty risk disclosure.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2018, the Fund entered into both long and short equity swap contracts.  The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA or FED (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5).

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased option and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2018, the Fund’s average derivative volume is described below:

	Monthly Average		Monthly Average
	Quantity		Notional Value
Purchased Option Contracts	3,110		$17,732,771
Written Option Contracts	606		5,597,172
Long Total Return Swap Contracts	28,412		490,661
Short Total Return Swap Contracts	11,681		618,345
Long Futures Contracts	174		21,570,518
Short Futures Contracts	1		35,263
Long Forward Contracts	—	*	308
Short Forward Contracts	—	*	308

*	Average amount less than 0.50.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2018.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts	Investments, at value
Equity		$147,560	$—
Written Option Contracts	Written option contracts,
Equity	at value	—	55,148
Swap Contracts	Receivable for
Equity	swap contracts	98,819	—
Futures Contracts	Variation margin for
Equity	futures contracts	58,613	—
Interest rate	Variation margin for
	futures contracts	—	129,813
Total Futures Contracts		58,613	129,813
Total fair value of derivative instruments		$304,992	$184,961

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2018:

	Amount of Realized Gain (Loss) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(253,903)	$128,836	$(53,546)	$1,306,266	$—	$1,127,653
Commodity Contracts	—	—	—	3,175	—	3,175
Interest Rate Contracts	—	—	—	(271,075)	—	(271,075)
Foreign Exchange Contracts	—	—	—	—	32	32
Total	$(253,903)	$128,836	$(53,546)	$1,038,366	$32	$859,785

		Change in Unrealized Appreciation/Depreciation on Derivatives

		Purchased	Written
		Option	Option	Swap	Futures
Derivatives		Contracts**	Contracts	Contracts	Contracts	Total
Equity Contracts		$28,648	$(22,121)	$99,460	$(1,302,937)	$(1,196,950)
Commodity Contracts		—	—	—	—	—
Interest Rate Contracts		—	—	—	(775,992)	(775,992)
Foreign Exchange Contracts		—	—	—	—	—
Total		$28,648	$(22,121)	$99,460	$(2,078,929)	$(1,972,942)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation/depreciation on investments.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Class A and Investor Class (see note 5), shareholder servicing fees – Class A, Class I and Investor Class (see note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and distribution fees) do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2018, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery within the year of expiration are as follows:

Expiration	Amount
10/31/2019	$443,038
10/31/2020	677,698
10/31/2021	693,183

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is affiliated with Fund Services and the Custodian. This same Trustee is an interested person of the Distributor.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of October 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$56,854,477
Gross unrealized appreciation	$1,380,128
Gross unrealized depreciation	(4,405,970)
Net unrealized depreciation	(3,025,842)
Undistributed ordinary income	3,460,907
Undistributed long-term capital gain	—
Other accumulated loss	(134,197)
Total accumulated gain	$300,868

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, derivatives, and constructive sales.

As of October 31, 2018, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2018, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2018 the following table shows the reclassifications made:

Distributable
Earnings	Paid-in Capital
$(1)	$1

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

The tax character of distributions paid during the years ended October 31, 2017 and October 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2017	$218,632	$ 2,190	$ 220,822
2018	825,809	187,456	1,013,265

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Advisor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Board will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Board of the Trust who are not interested persons. Continuation of the Plan is considered by such Board no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of October 31, 2018, Class A shares are not available. For the year ended October 31, 2018, the Investor Class incurred expenses of $9,423 pursuant to the Plan.

In addition, pursuant to a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (each a “Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the year ended October 31, 2018, the Investor Class incurred expenses of $3,769 to the plan. As of October 31, 2018, Class A and Class I shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	438,070,750	415,244,286

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
	Recognized	Statements of	Statements		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$105,214	$6,395	$98,819	$—	$—	$98,819
Future Contracts	59,190	59,190	—	—	—	—
	$164,404	$65,585	$98,819	$—	$—	$98,819

Liabilities:
Description
Written Option Contracts	$55,148	$—	$55,148	$—	$55,148	$—
Swap Contracts	6,395	6,395	—	—	—	—
Future Contracts	130,390	59,190	71,200	—	71,200	—
	$191,933	$65,585	$126,348	$—	$126,348	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2018

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2018, affiliates of the Adviser owned 29.45% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 64.71% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  As of December 20, 2018, David A. Cox no longer serves as Treasurer and Principal Financial Officer to the Trust.

On December 20, 2018, the Fund declared a short-term capital gain distribution of $0.23933 per share for Investor Class and Class K; an income distribution of $0.20511257 and $0.21119379 per share for Investor Class and Class K, respectively; all payable on December 20, 2018 to the shareholders of record on December 19, 2018.

WEISS ALTERNATIVE BALANCED RISK FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Balanced Risk Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, written options, swap contracts, and open futures contracts, of Weiss Alternative Balanced Risk Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 31, 2018

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2018

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At an in-person meeting held on July 19, 2018 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Weiss Alternative Balanced Risk Fund (the “Fund”), and Weiss Multi-Strategy Advisors, LLC (“Weiss”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Weiss to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Weiss provided information to the Board in response to requests submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Weiss included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Weiss, including Weiss’ personnel and portfolio managers, and the investment practices and techniques used by Weiss in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Weiss and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Weiss’ profitability and economies of scale; and (v) other “fall-out” benefits Weiss and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met telephonically on July 10, 2018 with USBFS to discuss the materials that had been furnished by Weiss in response to the information requests.  The Board also met periodically over the course of the year. At these meetings, representatives of Weiss furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Weiss, and compliance and operational matters related to the Fund and Weiss.

In considering and approving the Advisory Agreement for another year, the Board considered the information they deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Weiss. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services to be Provided to the Fund

The Board considered the nature, extent and quality of services provided to the Fund by Weiss under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Weiss’ investment process and portfolio strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered that Weiss had been managing the Fund’s portfolio since its inception.

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2018

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered Weiss’ compliance program and its compliance record since the inception of the Fund, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, Weiss was capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

Investment Performance

The Board considered the Fund’s investment performance information as of December 31, 2017 as compared to its benchmark index, the Bloomberg Barclays US Aggregate Bond Index, which was limited to unaffiliated and actively-managed funds for the purposes this comparison, and noted that the Fund’s Class K Shares had outperformed the index for the one-year and since inception periods. Additionally, the Board considered the Fund’s investment performance for the year-to-date and one-year periods ended April 30, 2018 as compared to its Morningstar, Inc. (“Morningstar”) peer group of US Fund Multialternative funds, and noted that the Fund’s Class K Shares had outperformed the Morningstar peer group average and median for both periods.

The Board noted the Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

Costs of Services Provided

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Weiss for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by USBFS in consultation with Weiss. The Board noted that the Management Fee Rate was higher than the Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Weiss. The Board also requested information about the nature and extent of services offered and fee rates charged by Weiss to other types of clients and was advised that the fees charged to the Fund were in line with those charged to Weiss’ clients investing in the Weiss Alpha Balanced Risk Fund LLC.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Weiss had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and

WEISS ALTERNATIVE BALANCED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2018

mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% of the average daily net assets. The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in the Expense Group. The Board noted that the Fund’s net expense ratio for Class K was lower than both the average ratio and median ratio of the Expense Group and the net expense ratio for Investor Class was higher than both the average ratio and median ratio of the Expense Group.  The Board acknowledged that Weiss absorbs all expenses incurred by the Fund above its management fee, excepting any expenses not covered under the Expense Limitation Agreement.

Based on its consideration of the factors and information it deemed relevant, including the distinguishing features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

Profits to be Realized and Extent of Economies of Scale as the Fund Grows

The Board requested and received a report on Weiss’ revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2018. The Board recognized that Weiss was not currently experiencing any net profits from its management of the Fund. The Board also recognized that the Fund had limited operating history and that Weiss expected to be profitable over time as the Fund continued to increase its assets under management. The Board noted that it would have an opportunity to consider Weiss’ profitability in the context of future contract renewals.

With respect to economies of scale, the Board considered that the Fund had limited operating history and that the Fund had experienced growth since it commenced operations. The Board understood that the Expense Limitation Agreement was limiting costs to shareholders and provided a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Weiss continued to expand its operations and the Fund continued to accrue assets.

Benefits to be Derived from the Relationship with the Fund

The Board received and considered information regarding “fall-out” or ancillary benefits to Weiss as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions; in this regard, Weiss confirmed it had benefited firm-wide from soft dollar benefits over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Weiss were unreasonable.

Conclusions

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
October 31, 2018

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Retired. Counsel, Kohlberg	2	None
(born 1961)		Term;	Kravis Roberts & Co. L.P.
		Since	(2013 – 2015); Counsel,
		September	Dechert LLP (2011 – 2013).
2015.

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	2	Independent
(born 1956)		Term;			Trustee, First
		Since			Western Funds
		September			Trust (Since
		2015.			May 2015);
Inside Trustee,
Brandes
Investment
Trust, Chair and
President
(2000 – 2012);
Director, Inside
Trustee,
Brandes Funds
LTD (2002 –
2012).

Daniel B. Willey	Trustee	Indefinite	Retired. Chief Compliance	2	None
(born 1955)		Term;	Officer, United Nations
		Since	Joint Staff Pension Fund
		September	(2009 – 2017).
2015.

Interested Trustee

Dana L. Armour(3)	Chair,	Indefinite	Senior Vice President,	2	None
(born 1968)	Trustee	Term;	U.S. Bank (since 2010).
Since
September
2015.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2018

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Officers of the Trust

John J. Hedrick	President	Indefinite	Vice President, U.S.	Not	Not
(born 1977)	and Principal	Term;	Bank Global Fund	Applicable	Applicable
	Executive	Since	Services (since 2011).
	Officer	September
2015.

David A. Cox	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1982)(4)	and	Term;	Bank Global Fund	Applicable	Applicable
	Principal	Since	Services (since 2018);
	Financial	January	Assistant Vice President
	Officer	2016.	(2011 – 2017).

Jennifer E. Kienbaum	Chief	Indefinite	Vice President, U.S.	Not	Not
(born 1979)	Compliance	Term;	Bank Global Fund	Applicable	Applicable
	Officer and	Since	Services (since 2016);
	Anti-Money	January	Director of Compliance,
	Laundering	2017.	Catholic Financial Life,
	Officer		Supervising Principal,
MWA Financial Services
(2012 – 2016).

Rachel Spearo	Secretary	Indefinite	Vice President, U.S.	Not	Not
(born 1980)		Term;	Bank Global Fund	Applicable	Applicable
		Since	Services (since 2004)
December
2015.

Julie Keller	Assistant	Indefinite	Assistant Vice President,	Not	Not
(born 1966)	Treasurer	Term;	U.S. Bank Global Fund	Applicable	Applicable
		Since	Services (since 2008).
April
2018.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2018, the Trust was comprised of 10 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Ms. Armour is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

(4)	Refer to Note 9 within the Notes to the Financial Statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.12%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2018 was 3.12%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  The registrant’s inception date was December 1, 2015, and as such, there is only one fiscal year to present.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended October 31, 2018, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$30,000	$28,000
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2018
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).  Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/John Hedrick
John Hedrick, President

Date    12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/John Hedrick
John Hedrick, President

Date    12/27/2018

By (Signature and Title)      /s/Julie Keller
Julie Keller, Assistant Treasurer

Date    12/27/2018